Filed with the Securities and Exchange Commission on February 10, 1998.

                                                                File No. 2-78724
                                                               File No. 811-1444

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.
                                  ----

      Post-Effective Amendment No.  28
                                   ----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No.  28
                    ----

                              Scudder Equity Trust
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  Two International Place, Boston, MA       02110
               -----------------------------------------  ----------
               (Address of Principal Executive Offices)   (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
               ---------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          immediately upon filing pursuant to paragraph (b)
    ----

          on _______________ pursuant to paragraph (b)
    ----

          60 days after filing pursuant to paragraph (a)(i)
    ----

      X   on April 16, 1998 pursuant to paragraph (a)(i)
    ----

          75 days after filing pursuant to paragraph (a)(ii)
    ----

          on __________ pursuant to paragraph (a)(ii) of Rule 485
    ----

If appropriate, check the following:

            this post-effective amendment designates a new effective date for a
    ----    previously filed post-effective amendment

                        SCUDDER LARGE COMPANY VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item
No.      Item Caption                        Prospectus Caption
---      ------------                        ------------------

1.       Cover Page                          COVER PAGE

2.       Synopsis                            EXPENSE INFORMATION

3.       Condensed Financial Information     FINANCIAL HIGHLIGHTS
                                             DISTRIBUTION AND PERFORMANCE INFORMATION

4.       General Description                 INVESTMENT OBJECTIVE AND POLICIES
         of Registrant                       WHY INVEST IN THE FUND?
                                             ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                 INVESTMENTS
                                             FUND ORGANIZATION

5.       Management of the                   A MESSAGE FROM THE PRESIDENT
         Fund                                FINANCIAL HIGHLIGHTS
                                             FUND ORGANIZATION--Investment adviser, Transfer agent
                                             TRUSTEES AND OFFICERS

5A.      Management's Discussion             SHAREHOLDER BENEFITS--A team approach to investing
         of Fund Performance

6.       Capital Stock and Other Securities  TRANSACTION INFORMATION--Tax information
                                             DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends
                                                 and capital gains distributions
                                             SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                 Information Line, T.D.D. service for the
                                                 hearing impaired, Dividend reinvestment plan
                                             FUND ORGANIZATION
                                             HOW TO CONTACT SCUDDER

7.       Purchase of Securities Being        PURCHASES
         Offered
                                             TRANSACTION INFORMATION--Purchasing shares, Share
                                                 price, Processing time, Third party
                                                 transactions, Minimum balances
                                             SHAREHOLDER BENEFITS--Dividend Reinvestment Plan
                                             INVESTMENT PRODUCTS AND SERVICES
                                             SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                             FUND ORGANIZATION--Underwriter

8.       Redemption or Repurchase            EXCHANGES AND REDEMPTIONS
                                             TRANSACTION INFORMATION--Redeeming shares, Tax
                                                 Identification Number, Minimum balances

9.       Pending Legal Proceedings           NOT APPLICABLE


                            Cross Reference - Page 1

                        SCUDDER LARGE COMPANY VALUE FUND
                              CROSS REFERENCE SHEET

PART B

Item
No.      Item Caption                        Caption in Statement of Additional Information
---      ------------                        ----------------------------------------------

10.      Cover Page                          COVER PAGE

11.      Table of Contents                   TABLE OF CONTENTS

12.      General Information and History     FUND ORGANIZATION

13.      Investment Objectives and Policies  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                                             PORTFOLIO TRANSACTIONS--Brokerage Commissions and
                                                 Portfolio Turnover

14.      Management of the Fund              INVESTMENT ADVISER
                                             TRUSTEES AND OFFICERS
                                             REMUNERATION

15.      Control Persons and Principal       TRUSTEES AND OFFICERS
         Holders of Securities

16.      Investment Advisory and Other       INVESTMENT ADVISER
         Services                            DISTRIBUTOR
                                             ADDITIONAL INFORMATION--Experts, Other Information

17.      Brokerage Allocation and Other      PORTFOLIO TRANSACTIONS--Brokerage Commissions and
         Practices                               Portfolio Turnover

18.      Capital Stock and Other Securities  FUND ORGANIZATION
                                             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.      Purchase, Redemption and Pricing    PURCHASES
         of Securities Being Offered         EXCHANGES AND REDEMPTIONS
                                             FEATURES AND SERVICES OFFERED BY THE
                                                 FUND--Distribution Plans
                                             SPECIAL PLAN ACCOUNTS
                                             NET ASSET VALUE

20.      Tax Status                          DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                             TAXES

21.      Underwriters                        DISTRIBUTOR

22.      Calculation of Performance Data     PERFORMANCE INFORMATION

23.      Financial Statements                FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                               SCUDDER VALUE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item
No.      Item Caption                        Prospectus Caption
---      ------------                        ------------------

1.       Cover Page                          COVER PAGE

2.       Synopsis                            EXPENSE INFORMATION

3.       Condensed Financial Information     FINANCIAL HIGHLIGHTS
                                             DISTRIBUTION AND PERFORMANCE INFORMATION

4.       General Description of Registrant   INVESTMENT OBJECTIVE AND POLICIES
                                             WHY INVEST IN THE FUND?
                                             ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                 INVESTMENTS
                                             FUND ORGANIZATION

5.       Management of the Fund              A MESSAGE FROM THE PRESIDENT
                                             FINANCIAL HIGHLIGHTS
                                             FUND ORGANIZATION--Investment adviser, Transfer agent
                                             TRUSTEES AND OFFICERS

5A.      Management's Discussion of Fund     SHAREHOLDER BENEFITS--A team approach to investing
         Performance

6.       Capital Stock and Other Securities  TRANSACTION INFORMATION--Tax information
                                             DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends
                                                 and capital gains distributions
                                             SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                 Information Line, T.D.D. service for the
                                                 hearing impaired, Dividend reinvestment plan
                                             FUND ORGANIZATION
                                             HOW TO CONTACT SCUDDER

7.       Purchase of Securities Being        PURCHASES
         Offered
                                             TRANSACTION INFORMATION--Purchasing shares, Share
                                                 price, Processing time, Third party
                                                 transactions, Minimum balances
                                             SHAREHOLDER BENEFITS--Dividend Reinvestment Plan
                                             INVESTMENT PRODUCTS AND SERVICES
                                             SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                             FUND ORGANIZATION--Underwriter

8.       Redemption or Repurchase            EXCHANGES AND REDEMPTIONS
                                             TRANSACTION INFORMATION--Redeeming shares, Tax
                                                 Identification Number, Minimum balances

9.       Pending Legal Proceedings           NOT APPLICABLE


                            Cross Reference - Page 3

                               SCUDDER VALUE FUND
                              CROSS REFERENCE SHEET

PART B

Item
No.      Item Caption                        Caption in Statement of Additional Information
---      ------------                        ----------------------------------------------

10.      Cover Page                          COVER PAGE

11.      Table of Contents                   TABLE OF CONTENTS

12.      General Information and History     FUND ORGANIZATION

13.      Investment Objectives and Policies  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                                             PORTFOLIO TRANSACTIONS--Brokerage Commissions and
                                                 Portfolio Turnover

14.      Management of the Fund              INVESTMENT ADVISER
                                             TRUSTEES AND OFFICERS
                                             REMUNERATION

15.      Control Persons and Principal       TRUSTEES AND OFFICERS
         Holders of Securities

16.      Investment Advisory and Other       INVESTMENT ADVISER
         Services                            DISTRIBUTOR
                                             ADDITIONAL INFORMATION--Experts, Other Information

17.      Brokerage Allocation and Other      PORTFOLIO TRANSACTIONS--Brokerage Commissions and
         Practices                               Portfolio Turnover

18.      Capital Stock and Other Securities  FUND ORGANIZATION
                                             DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

19.      Purchase, Redemption and Pricing    PURCHASES
         of Securities Being Offered         EXCHANGES AND REDEMPTIONS
                                             FEATURES AND SERVICES OFFERED BY THE
                                                 FUND--Distribution Plans
                                             SPECIAL PLAN ACCOUNTS
                                             NET ASSET VALUE

20.      Tax Status                          DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                             TAXES

21.      Underwriters                        DISTRIBUTOR

22.      Calculation of Performance Data     PERFORMANCE INFORMATION

23.      Financial Statements                FINANCIAL STATEMENTS


                            Cross Reference - Page 4

This prospectus sets forth concisely the information about Scudder Value Shares, a class of shares of Value Fund, that a prospective investor should know before investing. Value Fund is a diversified series of Scudder Equity Trust, an open-end management investment company. Please retain it for future reference. If you require more detailed information, a combined Statement of Additional Information dated April 16, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

------------------------------
NOT FDIC-   MAY LOSE VALUE
INSURED     NO BANK GUARANTEE
------------------------------

[SOY INK LOGO] PRINTED WITH SOY INK   [RECYCLING LOGO] Printed on recycled paper


SCUDDER [SCUDDER LOGO]


Value Fund

Prospectus
April 16, 1998

A class of shares of a mutual fund portfolio which seeks long-term growth of capital through investment in undervalued equity securities.

---------------------------------------
Expense information
---------------------------------------


--------------------------------------------------------------------------------
How to compare a Scudder fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Value Fund (the "Scudder Shares" or "Shares"), a class of shares of Value Fund (the "Fund").* By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds.


1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

   Sales commissions to purchase shares (sales load)                    NONE
   Commissions to reinvest dividends                                    NONE
   Redemption fees                                                      NONE**
   Fees to exchange shares                                              NONE

2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended September 30, 1997.



   Investment management fee                                            ____%***
   12b-1 fees                                                           NONE
   Other expenses                                                       ____%
                                                                        ----
   Total Fund operating expenses                                        ____%***
                                                                        ====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment in the Shares, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


        1 Year               3 Years            5 Years            10 Years
        ------               -------            -------            --------

         $__                  $__                 $__                $__


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.


* The information set forth on this page relates only to the Scudder Shares. The Fund also offers three other classes of shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by calling 1-800-621-1048. See "Fund Organization."


** You may redeem by writing or calling the Fund. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

*** Until July 31, 1997, the Adviser waived a portion of its investment management fee to the extent necessary so that the total annualized expenses of the Fund did not exceed 1.25% of average daily net assets. Expenses shown above are restated to reflect what the Fund would have paid during the fiscal year ended September 30, 1997 absent such waiver.
--------------------------------------------------------------------------------


---
2

---------------------------------------
 Financial highlights
---------------------------------------


The following table includes selected data for a share of the Scudder Shares class of Value Fund outstanding throughout each period and other performance information derived from the audited financial statements.+ If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated September 30, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                         For the
                                                                          Period
                                                                    December 31,
                                                                            1992
                                                                 commencement of
                                                                     operations)
                                       Years Ended September 30,    to September
                                  1997(a)   1996     1995     1994     30, 1993
--------------------------------------------------------------------------------
Net asset value, beginning of     ----------------------------------------------
  period .........................$17.52    $15.87   $13.08   $13.38   $12.00
Income from investment            ----------------------------------------------
  operations:
Net investment income ............   .34       .21      .18      .13      .10
Net realized and unrealized gain
  on investments .................  7.22      2.40     2.86      .11     1.28
                                  ----------------------------------------------
Total from investment operations..  7.56      2.61     3.04      .24     1.38
Less distributions from:          ----------------------------------------------
Net investment income ............  (.07)     (.04)    (.12)    (.11)      --
Net realized gains on investment
  transactions ................... (1.48)     (.92)    (.13)    (.43)      --
                                  ----------------------------------------------
Total distributions .............. (1.55)     (.96)    (.25)    (.54)      --
                                  ----------------------------------------------

                                  ----------------------------------------------
Net asset value, end of period ...$23.53    $17.52   $15.87   $13.08   $13.38
                                  ----------------------------------------------
--------------------------------------------------------------------------------
Total Return(%)(b) ............... 45.80     17.18    23.62     1.88    11.50**
Ratios and Supplemental Data
Net assets, end of period
  ($ millions) ...................   298        89       68       35       29
Ratio of operating expenses,
  net to average daily net
  assets(%) .....................   1.24      1.25     1.25     1.25     1.25*
Ratio of operating expenses before
  expense reductions, to average
  daily net assets(%) ...........   1.28      1.31     1.44     1.61     2.16*
Ratio of net investment income
  to average daily net
  assets(%) .....................   1.67      1.34     1.57     1.16     1.56*
Portfolio turnover rate(%) ......  47.40      90.8     98.2     74.6     60.8*
Average commission rate paid(c).. $.0577    $.0577      $--      $--      $--


+ Effective April 16, 1998, Value Fund (formerly "Scudder Value Fund") was divided into four classes of shares, of which Scudder Value Shares is one. Shares of the Fund outstanding on such date were redesignated as the Scudder Value Shares class of the Fund. The data set forth above reflects the investment performance of the Fund prior to such redesignation.


(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 1, 1995.
*   Annualized
**  Not annualized

--------------------------------------------------------------------------------


                                                                             ---

---------------------------------------
A message from the President
---------------------------------------

[PHOTO OMITTED]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani


---------------------------------------
Value Fund
---------------------------------------


Investment objective

o long-term growth of capital through investment in undervalued equity securities

Investment characteristics

o a portfolio composed primarily of equity securities that are considered undervalued relative to current and estimated future earnings and dividends

o a highly disciplined investment management process incorporating both traditional fundamental research and modern quantitative techniques

o a focus on medium- to large-sized companies

---------------------------------------
Contents
---------------------------------------

Investment objective and policies                7
Why invest in the Fund?                          8
Additional information about policies
  and investments                                8
Distribution and performance information        12
Fund organization                               13
Transaction information                         15
Shareholder benefits                            19
Purchases                                       22
Exchanges and redemptions                       23
Trustees and Officers                           25
Investment products and services
How to contact Scudder


---
4

---------------------------------------
Investment objective and policies
---------------------------------------


Value Fund (the "Fund"), a diversified series of Scudder Equity Trust (the "Trust"), seeks long-term growth of capital through investment in undervalued equity securities. The Fund invests in the securities of companies that, in the opinion of its investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the Standard & Poor's 500 Composite Price Index.


The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund changes its portfolio securities for long-term investment considerations and not for trading purposes.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action, and technological change.

The current share price or other valuation measures of these companies may not reflect their business potential because investors may perform incomplete analyses, have limited time horizons, or allow emotions to influence their investment decisions. Other similar factors can also influence short-term market behavior. The Adviser's quantitative approach is designed to help avoid these pitfalls.

While a broad range of investments is considered, only those that, in the Adviser's opinion, are selling at comparatively large discounts to intrinsic value will be purchased for the Fund. It is anticipated that the prices of the Fund's investments will rise as a result of both earnings growth and rising price-earnings ratios over time.

While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its assets in debt obligations, including zero coupon securities and commercial paper and may enter into repurchase agreements and reverse repurchase agreements. In addition, the Fund may engage in strategic transactions and invest in illiquid and restricted securities. See "Additional information about policies and investments" for more information about these investment techniques.

For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternate strategies may be utilized. More information about these


                                                                             ---
investment techniques is provided under "Additional information about policies and investments."

---------------------------------------
Why invest in the Fund?
---------------------------------------


Value Fund provides investors with convenient, low-cost access to a diversified portfolio of stocks believed by the Adviser to be undervalued. The Fund invests predominantly in the equity securities of financially sound U.S. companies. These companies tend to have below-market price-earnings ratios yet, in the opinion of the Adviser, will reward investors with above-average appreciation over time.


The Fund is distinctive in the manner in which it combines systematic valuation techniques with intensive, traditional fundamental research. The Adviser's proprietary computer-based valuation model was developed and tested over several years before being first implemented in 1987. In addition to identifying undervalued securities, the quantitative model also provides the discipline required to sell appreciated securities as their prices rise to reflect their earnings potential. The model relies on the Adviser's independent equity research effort for estimates of future earnings and dividend growth and proprietary quality ratings, an important measure of risk. The Adviser maintains one of the largest equity research departments in the industry and has done so for more than 60 years. The Adviser also oversees separately managed institutional assets using this price-sensitive approach.

The Fund is appropriate for investors who understand the risks of stock market investing. Although the Fund emphasizes securities of companies the Adviser believes are undervalued, movements of the stock market will affect the Fund's share price.

While the Fund may invest in a broad range of industries, it is not, by itself, a complete investment program. Nonetheless, it can serve as a core component of an investment program that includes money market, bond and specialized equity investments. Moreover, growth portfolios and value portfolios generally do not move in tandem, so adding the Fund to your portfolio of growth stocks or growth mutual funds should increase your portfolio diversification and reduce investment risk.

---------------------------------------
Additional information about policies
and investments
---------------------------------------

Investment restrictions

The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's Scudder Shares Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Fund's Scudder Shares combined Statement of Additional Information.


---
6

Common stocks

Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets, such as bonds or cash equivalents.

Debt securities

The Fund may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, of equivalent quality, as determined by the Adviser. The Fund may also purchase debt securities which are rated below investment-grade. (See "Risk factors.")

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Convertible securities

The Fund may invest in convertible securities (bonds, notes, debentures, preferred stocks and other securities convertible into common stocks) that may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to nonconvertible debt securities.

Foreign securities

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more return potential than domestic alternatives in keeping with the investment objective of the Fund.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


                                                                             ---

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Debt securities. The Fund may invest up to 20% of its assets in debt securities, including securities which are rated below investment- grade or, if unrated, are considered by the Adviser to be equivalent to below investment-grade debt securities (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will invest no more than 10% of its assets in securities rated B or lower by Moody's or S&P, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer-maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Repurchase agreements. If a seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs including a decline in value of the securities before being able to sell the securities.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality,


---
8
their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Foreign securities. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund's incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's combined Statement of Additional Information.


                                                                             ---

Common stocks

Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets, such as bonds or cash equivalents.

Debt securities

The Fund may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's Corporation ("S&P") or, if unrated, of equivalent quality, as determined by the Adviser. The Fund may also purchase debt securities which are rated below investment-grade. (See "Risk factors.")

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price.

Convertible securities

The Fund may invest in convertible securities (bonds, notes, debentures, preferred stocks and other securities convertible into common stocks) that may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to nonconvertible debt securities.

Foreign securities

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more return potential than domestic alternatives in keeping with the investment objective of the Fund.

Illiquid securities

The Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Debt securities. The Fund may invest up to 20% of its assets in debt securities, including securities which are rated below investment- grade or, if unrated, are considered by the Adviser to be equivalent to below investment-grade debt securities (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will invest no more than 10% of its assets in securities rated B or lower by Moody's or S&P, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer-maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Repurchase agreements. If a seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs including a decline in value of the securities before being able to sell the securities.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Foreign securities. Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

---------------------------------------
Distribution and performance
information
---------------------------------------

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund's incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's combined Statement of Additional Information.

Dividends and capital gains distributions

The Fund intends to distribute any dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of such dividends from net investment income may qualify for the dividends-received deduction for corporations.


The Fund sends detailed tax information about the amount and type of its distributions to shareholders by January 31 of the following year.

Performance information


From time to time, quotations of the performance of the Fund's Scudder Shares may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of Fund shares in accordance with formulae prescribed by the Securities and Exchange Commission. Performance figures will vary in part because of the different expense structures of the Fund's different classes of shares. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in a class of the Fund for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in a particular class of the Fund assuming the investment has been held for the life of the Fund as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a particular class of the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in the relevant class of shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses as well as particular class expenses.


---------------------------------------
Fund organization
---------------------------------------


Value Fund is a diversified series of Scudder Equity Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust's predecessor was organized as a Delaware corporation in May 1966. The Trust was reorganized as a Massachusetts business trust in October 1985.

The Fund's activities are supervised by the Trust's Board of Trustees. The Trust has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Trust to establish a multiple class distribution system.

Under the Plan, shares of each class represent an equal pro rata interest in the Fund and, generally,



---
10
shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and
(7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the Plan include, for example, transfer agency fees attributable to a specific class and certain securities registration fees.

In addition to the Scudder Shares class offered herein, the Fund offers three other classes of shares, which may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Fund may be obtained by calling 1-800-621-1048.

Each share of a class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees of the Trust has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust.


Investment adviser

The Fund retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

The Fund pays the Adviser an annual fee of 0.70% of the Fund's average daily net assets. The Adviser agreed to maintain the annualized expenses of the Fund at not more than 1.25% of the average daily net assets of the Fund until July 31, 1997. As a result of this waiver the Adviser received an investment management fee of 0.66% of the Fund's average daily net assets for the fiscal period ended September 30, 1997.

The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.

All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.


                                                                             ---

Scudder Kemper Investments, Inc. is located at 345 Park Avenue, New York, New York.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Scudder Shares class of the Fund.


The Fund, on behalf of the Scudder Shares class, may enter into arrangements with banks and other institutions which are omnibus account holders of shares of the Scudder Shares class providing for the payment of fees to the institution for servicing and maintaining accounts of beneficial owners of the omnibus account. Such payments are expenses of the Scudder Shares class only.


Underwriter


Scudder Investor Services, Inc., a subsidiary of the Adviser, is the principal underwriter of the Scudder Shares class of the Fund. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Scudder Shares class of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.

Custodian

State Street Bank and Trust Company is the Fund's custodian.

---------------------------------------
Transaction information
---------------------------------------


Scudder Shares of Value Fund are available for purchase only by existing holders of the Scudder Shares and certain other limited groups of investors.


Purchasing Scudder Shares


Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")


By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a

Scudder fund account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund and class in which the money is to be invested,

-- the account number of the fund, and

-- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


---
12

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Fund resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. Scudder Shares may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming Scudder Shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.


                                                                             ---

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange Scudder Shares by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets attributable to the shares, less all liabilities, by the total number of shares outstanding.

Processing time

All purchase and redemption requests must be received in good order by the transfer agent for


---
14
the Scudder Shares. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason, including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances


Holders of Scudder Shares should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. A holder of Scudder Shares may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders of Scudder Shares who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other information" in the Shares' Statement of Additional Information for more information.

Third party transactions


If purchases and redemptions of shares are arranged and settlement is made at an investor's


                                                                             ---
election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

---------------------------------------
Shareholder benefits
---------------------------------------

Experienced professional management

Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Value Fund is managed by a team of investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Lead Portfolio Manager Donald E. Hall has had responsibility for the Fund's day-to-day management since its inception in 1992. Mr. Hall, who has 15 years of experience in the value style of investing, joined the Adviser in 1982. William
J. Wallace, Portfolio Manager, has been a member of the Fund's team since 1992 and has 17 years of investment experience.

SAIL(TM) - Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes of Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


---
16

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Family of Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Scudder Shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


                                                                             ---

---------------------------------------
Purchases
---------------------------------------

--------------------------------------------------------------------------------

Opening        Minimum initial investment: $2,500; IRAs $1,000
an account
               Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
               See appropriate plan literature.

Make checks    o By Mail       Send your completed and signed application and
payable to                     check
"The Scudder
Funds."
                                  by regular       or         by express,
                                  mail to:                    registered, or
                                                              certified mail to:

                                  The Scudder Funds           The Scudder Funds
                                  P.O. Box 2291               66 Brooks Drive
                                  Boston, MA                  Braintree, MA
                                  02107-2291                  02184

               o By Wire       Please see Transaction
                               information--Purchasing shares--By wire for details, including the ABA wire transfer number.
                               Then call 1-800-225-5163 for instructions.

               o In Person     Visit one of our Investor Centers to
                               complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

--------------------------------------------------------------------------------

Purchasing     Minimum additional investment: $100; IRAs $50
additional
shares         Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
               See appropriate plan literature.

Make checks

               o By Mail       Send a check with a Scudder investment slip, or
                               with a letter of instruction including
                               your account number and the complete
                               Fund name, to the appropriate address
                               listed above.

               o By Wire       Please see Transaction information--Purchasing
                               shares--By wire for details, including the ABA wire transfer number.

               o In Person     Visit one of our Investor Centers to
                               make an additional investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

               o By Telephone  Please see Transaction
                               information--Purchasing shares--By QuickBuy or By telephone order for more details.

               o By Automatic  You may arrange to make investments on a regular
                 Investment    basis through automatic deductions from your bank
                 Plan ($50     checking account. Please call 1-800-225-5163 for
                 minimum)      more information and an enrollment form.

--------------------------------------------------------------------------------


---
18

---------------------------------------
Exchanges and redemptions
---------------------------------------
--------------------------------------------------------------------------------

Exchanging   Minimum investments: $2,500 to establish a new account;
shares                            $100 to exchange among existing accounts

             o By         To speak with a service representative, call
               Telephone  1-800-225-5163 from 8 a.m. to 8 p.m. eastern time or to access SAIL(TM) Scudder's Automated Information
                          Line, call 1-800-343-2890 (24 hours a day).


For          o By Mail    Print or type your instructions and include:
information    or Fax
on                        - the name of the Fund and the  account  number you
exchanging                  are exchanging from;
to other
Scudder                   - your name(s) and address as they appear on your
Funds, see                  account;
"Transaction
information-By            - the dollar amount or number of shares you wish to
exchange."                  exchange;


                          - the name of the Fund you are exchanging into;

                          - your signature(s) as it appears on your account; and

                          - a daytime telephone number.

                          Send your instructions

                          by regular mail  or by express,         or by fax to:
                          to:                 registered,
                                              or certified
                                              mail to:

                          The Scudder Funds   The Scudder Funds   1-800-821-6234
                          P.O. Box 2291       66 Brooks Drive
                          Boston, MA          Braintree, MA 02184
                          02107-2291

--------------------------------------------------------------------------------
Redeeming    o By         To speak with a service representative, call
shares         Telephone  1-800-225-5163 from 8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated Information
                          Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

             o By Mail    Send your instructions for redemption to the
               or Fax     appropriate address or fax number above and include:

                          - the name of the Fund and account number you are
                            redeeming from;

                          - your name(s) and address as they appear on your
                            account;

                          - the dollar amount or number of shares you wish to
                            redeem;

                          - your signature(s) as it appears on your account; and

                          - a daytime telephone number.

                          A signature guarantee is required for redemptions over $100,000. See Transaction information--Redeeming shares.

             o By         You may arrange to receive automatic cash payments
               Automatic periodically. Call 1-800-225-5163 for more information Withdrawal and an enrollment form.
               Plan

--------------------------------------------------------------------------------


                                                                             ---

---------------------------------------
Scudder tax-advantaged
retirement plans
---------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, contributions are not deductible, but with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, Roth No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


---
20

---------------------------------------
Trustees and Officers
---------------------------------------

Daniel Pierce*
   President and Trustee

Paul Bancroft III
   Trustee; Venture Capitalist and Consultant

Sheryle J. Bolton
   Trustee; Chief Executive Officer, Scientific Learning Corporation

William T. Burgin
   Trustee; General Partner, Bessemer Venture Partners

Thomas J. Devine
   Trustee; Consultant

Keith R. Fox
   Trustee; President, Exeter Capital
   Management Corporation

William H. Luers
   Trustee; President, The Metropolitan Museum of Art

Kathryn L. Quirk*
   Trustee, Vice President and
   Assistant Secretary

Robert W. Lear
   Honorary Trustee; Executive-in-Residence,
   Columbia University Graduate School of Business

Robert G. Stone, Jr.
   Honorary Trustee; Chairman of the Board
   and Director, Kirby Corporation

Donald E. Hall*
   Vice President

Jerard K. Hartman*
   Vice President

Thomas W. Joseph*
   Vice President

Kathleen T. Millard*
   Vice President

Thomas F. McDonough*
   Vice President, Secretary and Treasurer

Caroline Pearson*
   Assistant Secretary

*Scudder Kemper Investments, Inc.


                                                                             ---

---------------------------------------
Investment Products and Services
---------------------------------------

The Scudder Family of Funds+
--------------------------------------------------------------------------------
Money Market

  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+

  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+

  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income

  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income

  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation

  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income

  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth

  Value
   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund

 Growth

   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

  Worldwide

   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional

   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds

  Choice Series

   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs

  Traditional IRA
  Roth IRA
  SEP-IRA

Keogh Plan
401(k), 403(b) Plans
Scudder Horizon Plan **[[
  (a variable annuity)

Education Accounts

  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.

Montgomery Street Income Securities, Inc.
Scudder Global High Income Fund, Inc.
Scudder New Asia Fund, Inc.
Scudder New Europe Fund, Inc.
Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. [Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. [[A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


---
22

---------------------------------------
How to contact Scudder
---------------------------------------

Account Service and Information:

For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                           Investor.Relations@scudder.com

            Scudder's World Wide Web Site -- http://funds.scudder.com

            For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application

            Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center??:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

            Boca Raton   Chicago    San Francisco
            Boston       New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.


                                                                             ---
                                                                              23

                                Table of Contents

Summary                                               _

Summary of Expenses                                   _

Investment Objective, Policies and Risk Factors       _

Investment Manager and Underwriter                    _

Dividends, Distributions and Taxes                    _

Net Asset Value                                       _

Purchase of Shares                                    _

Redemption or Repurchase of Shares                    _

Special Features                                      _

Performance                                           _

Capital Structure                                     _
-------------------------------------------------------

This prospectus contains concisely the information about Kemper Value Fund Class A, B and C shares (the "Kemper Shares" or "Shares"), of Value Fund (the "Fund"), a diversified series of Scudder Equity Trust (the "Trust"), an open-end management investment company, that a prospective investor should know before investing and should be retained for future reference. A Statement of Additional Information, which contains additional information about the Fund and the Trust, dated April 16, 1998, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. It is available upon request without charge from the Fund at the address or telephone number on this cover or the firm from which this prospectus was received. It is also available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).

The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Investment in the Fund's shares involves risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                             [KEMPER FUNDS LOGO]

KEMPER VALUE FUND

PROSPECTUS DATED APRIL 16, 1998

VALUE FUND
222 South Riverside Plaza, Chicago, Illinois 60606
1-800-621-1048

The investment objective of the Fund is to provide long-term growth of capital through investment in undervalued securities. The Fund invests in the securities of companies that, in the opinion of its investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), are undervalued in the marketplace in relation to current and estimated future earnings and dividends.

There is no assurance that the Fund's objective will be achieved.

SUMMARY

Investment Objective. The Fund is a diversified series of the Trust, an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital through investment in undervalued securities. There is no assurance that the Fund's objective will be achieved. The Fund invests in the securities of companies that, in the opinion of the Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the Standard & Poor's 500 Composite Price Index. The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Fund changes its portfolio securities for long-term investment considerations and not for trading purposes. The Fund may also engage in options and financial futures transactions ("Strategic Transactions") and may also invest to a limited extent in illiquid and restricted securities.

Risk Factors. The Fund's risks are determined by the nature of the securities held in the Fund and the portfolio management strategies used by the Adviser. The Fund is appropriate for investors who understand the risks of stock market investing. Although the Fund emphasizes securities of companies the Adviser believes are undervalued, movements of the stock market will affect the Fund's share price. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time. For a more complete discussion of risks involved in an investment in the Fund, please see "Special Risk Factors."

Foreign investments by the Fund involve risk and opportunity considerations not typically associated with investing in U.S. companies. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Thus, the U.S. Dollar value of foreign securities in the Fund's portfolio, and the Fund's net asset value, may change in response to changes in currency exchange rates even though the value of the foreign securities in local currency terms may not have changed. A portion of the assets of the Fund may be invested in lower rated or unrated high yield bonds, which entail greater risk of loss of principal and interest than higher rated fixed-income securities. In addition, the Fund may invest in illiquid and restricted securities. Disposing of illiquid and restricted securities may involve time-consuming negotiation and legal expense, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. There are special risks associated with options, financial futures and foreign currency transactions and other derivatives and there is no assurance that use of those investment techniques will be successful. See "Investment Objective, Policies and Risk Factors."

Purchases and Redemptions. The Fund provides investors with the option of purchasing shares in the following ways:

Class A Shares     Offered at net asset value plus a maximum sales charge of
                   5.75% of the offering price. Reduced sales charges apply to purchases of $50,000 or more. Class A shares purchased at net asset value under the "Large Order NAV Purchase
                   Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.

Class B Shares Offered at net asset value, subject to a Rule 12b-1 distribution fee and a contingent deferred sales charge applied to the value of shares redeemed within six years of purchase. The contingent deferred sales charge is computed at the following rates:

                   Year of Redemption After  Purchase                  CDSC

                   First                                                4%
                   Second                                               3%
                   Third                                                3%
                   Fourth                                               2%
                   Fifth                                                2%
                   Sixth                                                1%

Class C Shares Offered at net asset value without an initial sales charge, but subject to a Rule 12b-1 distribution fee and a 1% contingent deferred sales charge on redemptions made within one year of purchase. Class C shares do not convert into any other class.

Each class of shares represents interests in the same portfolio of investments of the Fund. The minimum initial investment for each class is $1,000 and investments thereafter must be for at least $100. Shares are redeemable at net asset value, which may be more or less than original cost, subject to any applicable contingent deferred sales charge. See "Purchase of Shares" and "Redemption or Repurchase of Shares."

Investment Manager and Underwriter. Scudder Kemper Investments, Inc. serves as the Fund's investment manager. The Fund pays the Adviser an annual fee of . ___% of the Fund's average daily net assets. Kemper Distributors, Inc. ("KDI"), a subsidiary of the Adviser, is principal underwriter and administrator for the Kemper Value Fund Shares class A, B and C. For each of Class B and Class C shares, KDI receives a Rule 12b-1 distribution fee of .75% of average daily net assets of each such class. KDI also receives the amount of any contingent deferred sales charges paid on the redemption of shares. Administrative services are provided to shareholders under an administrative services agreement with KDI. The Fund pays an administrative services fee at an annual rate of up to
 .25% of average daily net assets of each of Class A, B and C shares of the Fund, which KDI pays to financial services firms. See "Investment Manager and Underwriter."

Dividends. The Fund normally distributes dividends of net investment income, and any net realized short-term and long-term capital gains at least annually. Income and capital gain dividends of the Fund are automatically reinvested in additional shares of the Fund, without a sales charge, unless the investor makes an election otherwise. See "Dividends and Taxes."

SUMMARY OF EXPENSES

Shareholder Transaction Expenses (1)     Class A   Class B  Class C
                                         -------   -------  -------

Maximum Sales Charge on Purchases (as a
  percentage of offering price) .....     5.75%(2)  None     None
Maximum Sales Charge on Reinvested
Dividends............................     None      None     None
Redemption Fees......................     None      None     None
Exchange Fee.........................     None      None     None
Maximum Contingent Deferred Sales
Charge (as a percentage of
  redemption proceeds)...............     None(3)   4%(4)    1%(5)

----------
(1) Investment dealers and other firms may independently charge additional fees for shareholder transactions or for advisory services; please see their materials for details. The table does not include the $9.00 quarterly small account fee. See "Redemption or Repurchase of Shares."

(2) Reduced sales charges apply to purchases of $50,000 or more. See "Purchase of Shares-- Initial Sales Charge Alternative-- Class A Shares."

(3) The redemption of Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a contingent deferred sales charge of 1% during the first year and 0.50% during the second year. See "Purchase of Shares-- Initial Sales Charge Alternative Class A Shares."

(4) The maximum Contingent Deferred Sales Charge on Class B Shares applies to redemptions during the first year. The charge is 4% during the first year, 3% during the second and third years, 2% during the fourth and fifth years and 1% in the sixth year.

(5) The Contingent Deferred Sales Charge of 1% on Class C Shares applies to redemptions during the first year after purchase.

Annual Fund Operating Expenses
(as a percentage of average net assets)

                         Class A     Class B    Class C
                         Shares      Shares     Shares

Management Fees           .__%       .__%        .__%

12b-1 Fees (6)(7)        None       .75%        .75%

Other Expenses...         .__%       .__%        .__%

Total Fund
Operating Expenses           %          %           %
                          ===        ===         ===

----------
(6) Long-term Class B shareholders of the Fund may, as a result of the Fund's Rule 12b-1 fees, pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, Inc., although KDI believes that this is unlikely because of the automatic conversion feature described under "Purchase of Shares -- Deferred Sales Charge Alternative -- Class B Shares."

(7) As a result of the accrual of Rule 12b-1 fees, long-term Class C shareholders of the Fund may pay more than the economic equivalent of the maximum initial sales charges permitted by the National Association of Securities Dealers, Inc.

Example**

The following example assumes reinvestment of all dividends and distributions and that the percentage amounts under "Total Fund Operating Expenses" remain the same each year.

                                         1 year    3 year   5 year   10 years
                                         ------    ------   ------   --------

Class A Shares (8)

Based on the level of total operating     $__       $__      $__       $__
expenses listed above, you would pay
the following expenses on a $1,000
investment, assuming a 5% annual
return and redemption at the end of
each time period:

Class B Shares (9)

Based on the level of total operating     $__       $__      $__       $__
expenses listed above, you would pay
the following expenses on a $1,000
investment, assuming a 5% annual
return and redemption at the end of
each time period:

You would pay the following expenses
on the same investment, assuming no       $__       $__      $__       $__
redemption:

Class C Shares (10)

Based on the level of total operating     $__       $__      $__       $__
expenses listed above, you would pay
the following expenses on a $1,000
investment, assuming a 5% annual
return and redemption at the end of
each time period:

You would pay the following expenses
on the same investment, assuming no       $__       $__      $__       $__
redemption:

----------
[** Based on Total Fund Operating Expenses net of fee waiver (see "Annual Fund Operating Expenses" table above).]

(8) Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a Contingent Deferred Sales Charge at the time of redemption.

(9) Assumes that the shareholder was the owner on the first day of the first year and the contingent deferred sales charge was applied as follows: 1 year (4%), 3 years (3%), 5 years (2%) and 10 years (0%).

(10) Assumes that the shareholder was the owner on the first day of the first year and the contingent deferred sales charge of 1.00 % was applied.

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. See "Investment Manager and Underwriter" for more information.

The Fund commenced operations on ____________, 199_. The inception date for the Fund's Kemper Value Fund Class A, B and C shares is April 16, 1997. Accordingly, the expense ratios shown above are estimates based on amounts incurred by the Fund during the fiscal year ended September 30, 1997, prior to the creation of multiple classes of the Fund.

Each Example assumes a 5% annual rate of return pursuant to requirements of the SEC and assumes reinvestment of all dividends and distributions. This hypothetical rate of return is not intended to be representative of past or future performance of the Fund. The Examples should not be considered to be a representation of past or future expenses.
Actual expenses may be greater or less than those shown.

The Fund also offers one other class of shares which has different fees and expenses (which may affect performance), has different minimum investment requirements and is entitled to different services. Information about this other class may be obtained by contacting _____________________.


FINANCIAL HIGHLIGHTS. The inception date for the Fund's Kemper Value Fund Class A, B and C shares is April 16, 1998. Accordingly, no financial information for these shares is presented. Financial highlights for that class of shares in existence prior to April 16, 1998 can be obtained by calling _____________.

INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

The following information sets forth the Fund's investment objectives, policies and risk factors. The Fund's returns and net asset value will fluctuate, and there is no assurance that the Fund will achieve its objective.

The Fund seeks long-term growth of capital through investment in undervalued equity securities. The Fund seeks this objective by investing in the securities of companies that, in the opinion of its investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the Standard & Poor's 500 Composite Price Index. The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks and securities convertible into common stocks, rights and warrants. The Fund changes its portfolio securities for long-term investment considerations and not for trading purposes.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million.

The Fund provides investors with convenient, low-cost access to a diversified portfolio of stocks believed by the Adviser to be undervalued. The Fund invests predominantly in the equity securities of financially sound U.S. companies. These companies tend to have below-market price-earnings ratios yet, in the opinion of the Adviser, will reward investors with above-average appreciation over time.

The Fund is distinctive in the manner in which it combines systematic valuation techniques with intensive, traditional fundamental research. The Adviser's proprietary computer-based valuation model was developed and tested over several years before being first implemented in 1987. In addition to identifying undervalued securities, the quantitative model also provides the discipline required to sell appreciated securities as their prices rise to reflect their earnings potential. The model relies on the Adviser's independent equity research effort for estimates of future earnings and dividend growth and proprietary quality ratings. The Adviser maintains one of the largest equity research departments in the industry and has done so for more than 60 years. The Adviser oversees in excess of $400 million in institutional assets using this price-sensitive approach. The Fund is appropriate for investors who understand the risks of stock market investing. Although the Fund emphasizes securities of companies the Adviser believes are undervalued, movements of the stock market will affect the Fund's share price.

While the Fund may invest in a broad range of industries, it is not, by itself, a complete investment program. Nonetheless, it can serve as a core component of an investment program that includes money market, bond and specialized equity investments. Moreover, growth portfolios and value portfolios generally do not move in tandem, so adding the Fund to an investor's portfolio of growth stocks or growth mutual funds should increase diversification and reduce investment risk.

The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market prices of the Fund's investments and there is no assurance that the Fund's objective will be achieved.

Investment Process

The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

The current share price or other valuation measures of these companies may not reflect their business potential because investors may perform incomplete analyses, have limited time horizons or allow emotions to influence their investment decisions. Other similar factors can also influence short-term market behavior. The Adviser's quantitative approach is designed to help avoid these pitfalls.

While a broad range of investments are considered, only those that, in the Adviser's opinion, are selling at comparatively large discounts to intrinsic value will be purchased for the Fund. It is anticipated that the prices of the Fund's investments will rise as a result of both earnings growth and rising price-earnings ratios over time.

While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its total assets in debt obligations, including zero coupon securities and may enter into repurchase agreements and reverse repurchase agreements. In addition, the Fund may engage in strategic transactions and invest in illiquid and restricted securities.

For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternate strategies may be utilized.

SPECIAL RISK FACTORS. The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Common stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless.

Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Debt securities. Consistent with the Fund's investment objective of long-term capital growth, the Fund may invest up to 20% of its net assets in debt securities, including zero coupon securities and commercial paper. Debt securities in which the Fund may invest include those which are rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Adviser. The Fund may also purchase debt securities which are rated below investment-grade (cpmmpnly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. The Fund will invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest. Also, longer-maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk.

Repurchase agreements. As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

If a seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Convertible securities. The Fund may invest in convertible securities (bonds, notes, debentures, preferred stocks and other securities convertible into common stocks) which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying Shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Foreign securities. While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings. The Fund may invest in foreign securities when the anticipated performance of foreign securities is believed by the Adviser to offer more return potential than domestic alternatives in keeping with the investment objective of the Fund.

Investments in foreign securities involve special considerations, due to more limited information, higher brokerage costs and different accounting standards. They may also entail certain risks, such as possible imposition of dividend or interest withholding or confiscatory taxes, possible currency blockages or transfer restrictions, expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Foreign securities may be less liquid and more volatile than comparable domestic securities, and there is less government regulation of stock exchanges, brokers, listed companies and banks than in the U.S. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.

Illiquid securities. The Fund may invest a portion of its assets in securities for which there is not an active trading market, or which have resale restrictions. Such securities may have been acquired through private placements (transactions in which the securities acquired have not been registered with the SEC). These illiquid securities generally offer a higher return than more readily marketable securities but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price. Some restricted securities purchased by the Fund, however, may be considered liquid despite resale restrictions. The absence of a trading market can make it difficult to ascertain a market value for illiquid securities. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur. In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.

As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information. See "Investment Policies and Techniques" in the Statement of Additional Information.

ADDITIONAL INVESTMENT INFORMATION. The Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Fund's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Fund's Statement of Additional Information.

As a matter of fundamental policy, the Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained in "Investment Restrictions" in the Fund's Statement of Additional Information.

INVESTMENT MANAGER AND UNDERWRITER

INVESTMENT MANAGER. The Fund retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), a Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees and pursuant to an Investment Management Agreement dated December 31, 1997. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment manager to the Fund. This organization, which resulted from the combination of the businesses of Scudder, Stevens & Clark, Inc. ("Scudder") and Zurich Kemper Investments, Inc., ("Kemper"), is one of the largest and most experienced investment counsel firms in the United States. Scudder was established as a partnership in 1919 and reorganized into a corporation in 1985. Since launching its first fund in 1948, Kemper had grown into one of the industry's leading mutual fund companies. On December 31, 1997, Kemper's parent company, Zurich Insurance Company ("Zurich"), acquired a majority interest in Scudder and combined the businesses of the two organizations to create a single global money-management firm, Scudder Kemper Investments, Inc., which has more than $200 billion under management.

The Adviser is located at 345 Park Avenue, New York, New York.

Under the Investment Management Agreement with the Adviser, dated December 31, 1997, the Fund is responsible for all of its expenses, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

The Fund pays the Adviser an investment management fee at the annual rates shown below.

                                         Annual Management
Average Daily Net Assets of the Fund         Fee Rates
------------------------------------         ---------

$0 - $250 million...................          .__%

$250 million - $1 billion...........          .__%

$1 billion - $2.5 billion...........          .__%

$2.5 billion - $5 billion...........          .__%

$5 billion - $7.5 billion...........          .__%

$7.5 billion - $10 billion..........          .__%

$10 billion - $12.5 billion.........          .__%

Over $12.5 billion..................          .__%

The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. All of the Fund's expenses are paid out of gross investment income.

Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

The Fund is managed by a team of investment professionals who each plays an important role in the Fund's investment process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. The Adviser believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

Lead Portfolio Manager Donald E. Hall has had responsibility for the Fund's day-to-day management since its inception in 1992. Mr. Hall, who has 15 years of experience in the value style of investing, joined the Adviser in 1982. William
J. Wallace, Portfolio Manager, has been a member of the Fund's team since 1992 and has 17 years of investment experience.

PRINCIPAL UNDERWRITER. Pursuant to an underwriting and distribution services agreement ("distribution agreement") with the Fund, Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza,

Chicago, Illinois 60606, a subsidiary of the Adviser, is the principal underwriter and distributor of the Fund's Kemper Value Fund Class A, B and C shares and acts as agent of the Fund in the sale of its shares. KDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. KDI provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. KDI bears the cost of qualifying and maintaining the qualification of Class A, B and C shares for sale under the securities laws of the various states and the Fund bears the expense of registering its shares with the SEC. KDI may enter into related selling group agreements with various broker-dealers, including affiliates of KDI, that provide distribution services.

Class A Shares. KDI receives no compensation from the Fund as principal underwriter for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreement not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," KDI retains the sales charge upon the purchase of Class A shares and pays out a portion of this sales charge or allows concessions or discounts to firms for the sale of Class A Fund shares.

Class B Shares. For its services under the Class B distribution plan, KDI receives a fee from the Fund, payable monthly, at an annual rate of .75% of average daily net assets of the Fund attributable to its Class B shares. This fee is accrued daily as an expense of Class B shares. KDI also receives any contingent deferred sales charges received on redemptions of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares." KDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

Class C Shares. For its services under the Class C distribution plan, KDI receives a fee from the Fund, payable monthly, at an annual rate of .75% of average daily net assets of the Fund attributable to its Class C shares. This fee is accrued daily as an expense of Class C shares. KDI currently advances to firms the first year distribution fee at a rate of ___% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of ___% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by KDI or the Fund. KDI also receives any contingent deferred sales charges received on redemptions of Class C shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares."

Rule 12b-1 Plans. Since each distribution plan provides for fees payable as an expense of each of the Class B shares and the Class C shares that are used by KDI to pay for distribution services for those classes, each agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

If a Rule 12b-1 Plan (the "Plan") for a class is terminated in accordance with its terms, the obligation of the Fund to make payments to KDI pursuant to such Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by KDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under a Plan may or may not be sufficient to reimburse KDI for its expenses incurred. (See "Principal Underwriter" for more information.)

ADMINISTRATIVE SERVICES. KDI also provides information and administrative services for Fund shareholders pursuant to an administrative services agreement ("administrative agreement"). KDI may enter into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. Such administrative services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund and its special features and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. KDI bears all of its expenses of providing services pursuant to the administrative agreement, including the payment of any service fees. For services under the administrative agreement, the Fund pays KDI a fee, payable monthly, at an annual rate of up to
 .25% of average daily net assets of Class A, B and C shares of the Fund. KDI then pays each firm a service fee at an annual rate of up to 0.25% of net assets attributable to Class A, B and C shares maintained and serviced by the firm. Firms to which service fees may be paid include affiliates of KDI.

Class A Shares. For Class A shares, a firm becomes eligible for the service fee based upon assets in the accounts in the month following the month of purchase and the fee continues until terminated by KDI or the Fund. The fees are calculated monthly and normally paid quarterly.

Class B and Class C Shares. KDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of Class B and Class C shares. For periods after the first year, KDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and normally paid quarterly) of the net assets attributable to Class B and Class C shares maintained and serviced by the firm during such period and the fee continues until terminated by KDI or the Fund.

KDI also may provide some of the above services and may retain any portion of the fee under the administrative agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the administrative services fee payable to KDI is based only upon Fund assets in accounts for which a firm provides administrative services and it is intended that KDI will pay all of the administrative services fee that it receives from the Fund to firms in the form of service fees. The effective administrative services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm provides administrative services. In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

CUSTODIAN. State Street Bank and Trust Company, as custodian, has custody of all securities and cash of the Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGENT. Kemper Service Company is the Fund's transfer agent and dividend-paying agent for Kemper Value Fund Class A, B and C shares. Kemper Service Company, an affiliate of the Adviser, also serves as "Shareholder Service Agent" of the Fund. For a description of transfer agent and shareholder service agent fees payable to Kemper Service Company, see "Investment Manager and Underwriter" in the Statement of Additional Information.

FUND ACCOUNTING AGENT. Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to ____% plus holding and transaction charges for this service.

PORTFOLIO TRANSACTIONS. The Adviser places all orders for purchases and sales of the Fund's securities. Subject to seeking best execution of orders, it may consider sales of shares of the Fund and other Funds managed by the Adviser or its affiliates as a factor in selecting broker-dealers. See "Portfolio Transactions" in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS. The Fund normally distributes dividends of net investment income and any net realized short-term and long-term capital gains at least annually. The Fund intends to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of a federal excise tax. An additional distribution may be made at a later date, if necessary.

Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested in the shareholder's account.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C shares than for Class A shares primarily as a result of the distribution services fees applicable to each of Class B and Class C shares. Distributions of capital gains, if any, will be paid in the same proportion for each class.

Income dividends and capital gains dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional Fund shares of the same class at net asset value except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

(1) To receive income and short-term capital gains dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

(2)   To receive income and capital gain dividends in cash.

Any dividends of the Fund that are reinvested normally will be reinvested in Fund shares of the same class. However, upon written request to the Shareholder Service Agent, a shareholder may elect to have dividends of the Fund invested without sales charge in shares of the same class of another Kemper Fund at the net asset value of such class of such other fund. See "Special Features--Class A Shares--Combined Purchases" for a list of such other Kemper Funds. To use this privilege of investing dividends of the Fund in shares of another Kemper Fund, shareholders must maintain a minimum account balance of $1,000 in the Fund distributing the dividends. The Fund reinvests dividend checks (and future dividends) in shares of that same class of the Fund if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the same Fund unless the shareholder requests that such policy not be applied to the shareholder's account.

TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code ("Code") and, if so qualified, generally will not be liable for federal income taxes to the extent its earnings are distributed. To so qualify, the Fund must satisfy certain income, asset diversification and distribution requirements annually. Dividends derived from net investment income and net short-term capital gains are taxable to shareholders as ordinary income and properly designated net long-term capital gain dividends are taxable to shareholders at a maximum 20% or 28% capital gain rate (depending on the Fund's holding period for the assets giving rise to the gain), regardless of how long the shares have been held and whether received in cash or shares. Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year declared. Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations.

A dividend received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend and, although in effect a return of capital, will be taxable to the shareholder. Thus, investors should consider the implications of buying shares just prior to a dividend. The price of shares purchased at that time includes the amount of the forthcoming dividend, which nevertheless will be taxable to them.

A sale or exchange of shares is a taxable event that may result in gain or loss that will be a capital gain or loss held by the shareholder as a capital asset, and may qualify for reduced tax rates applicable to certain capital gains, depending upon the shareholder's holding period for the shares. Further information relating to tax consequences in contained in the Statement of Additional Information. Shareholders of the Fund may be subject to state, local and foreign taxes on Fund distributions and dispositions of fund shares. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in the Fund.

The Fund is required by law to withhold 31% of taxable dividends and redemption proceeds paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Any amounts so withheld are not an additional tax, and may be applied against the affected shareholder's U.S. federal income tax liability.

After each transaction, shareholders will receive a confirmation statement giving complete details of the transaction except that statements will be sent annually for transactions involving dividend reinvestment and periodic investment and redemption programs. Information for income tax purposes will be provided after the end of the calendar year. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

When more than one shareholder resides at the same address, certain reports and communications to be delivered to such shareholders may be combined in the same mailing package, and certain duplicate reports and communications may be eliminated. Similarly, account statements to be sent to such shareholders may be combined in the same mailing package or consolidated into a single statement. However, a shareholder may request that the foregoing policies not be applied to the shareholder's account.

NET ASSET VALUE

The net asset value per share of the Fund is the value of one share and is determined separately for each class by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The per share net asset value of the Class B and Class C shares of the Fund will generally be lower than that of the Class A shares of the Fund because of the higher expenses borne by the Class B and Class C shares. The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays:
New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Portfolio securities for which market quotations are readily available are generally valued at market value. All other securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

PURCHASE OF SHARES

ALTERNATIVE PURCHASE ARRANGEMENTS. Class A shares of the Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See, also, "Summary of Expenses." Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                   Annual 12b-1 Fees
                               (as a % of average daily
             Sales Charge             net assets)        Other Information
             ------------       ----------------------   -----------------

  Class A  Maximum initial               None            Initial sales
           sales charge of                               charge waived
           5.75% of the                                  or reduced for
           public offering                               certain
           price                                         purchases (1)

  Class B  Maximum                       ___%            Shares convert
           contingent                                    to Class A
           deferred sales                                shares six
           charge of 4% of                               years after
           redemption                                    issuance
           proceeds,
           declines to zero
           after six years

  Class C  Contingent                    ___%            No conversion
           deferred sales                                feature
           charge of 1% of
           redemption
           proceeds for
           redemptions made
           during first year
           after purchase

----------
(1) Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.

The minimum initial investment for Class A, B and C of the Fund is $1,000 and the minimum subsequent investment is $100. The minimum initial investment for an Individual Retirement Account is $250 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Bank Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

INITIAL SALES CHARGE ALTERNATIVE--Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                             Sales Charge
                                                             ------------

                                                                               Allowed to
                                                            As a Percentage   Dealers as a
                                          As a Percentage    of Net Asset     Percentage of
                                         of Offering Price      Value*       Offering Price
                                         -----------------  ---------------  --------------
      Amount of Purchase
Less than $50,000....................           5.75%            6.10%           5.20%
$50,000 but less than $100,000.......           4.50             4.71            4.00
$100,000 but less than $250,000......           3.50             3.63            3.00
$250,000 but less than $500,000......           2.60             2.67            2.25
$500,000 but less than $1 million....           2.00             2.04            1.75
$1 million and over..................            .00**            .00**           ***

----------
*     Rounded to the nearest one-hundredth percent.
** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
***   Commission is payable by KDI as discussed below.

The Fund receives the entire net asset value of all its shares sold. KDI, the Fund' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, KDI may re-allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is reallowed, such dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Class A shares of the Fund may be purchased at net asset value to the extent that the amount invested represents the net proceeds from a redemption of shares of a mutual fund for which the investment manager does not serve as investment manager and KDI does not serve as Distributor ("non-Kemper Fund") provided that:
(a) the investor has previously paid either an initial sales charge in connection with the purchase of the non-Kemper Fund shares redeemed or a contingent deferred sales charge in connection with the redemption of the non-Kemper Fund shares, and (b) the purchase of Fund shares is made within 90 days after the date of such redemption. To make such a purchase at net asset value, the investor or the investor's dealer must, at the time of purchase, submit a request that the purchase be processed at net asset value pursuant to this privilege. KDI may in its discretion compensate firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased. The redemption of the shares of the non-Kemper Fund is, for Federal income tax purposes, a sale upon which a gain or loss may be realized.

Class A shares of the Fund may be purchased at net asset value by: (a) any purchaser, provided that the amount invested in such Fund or other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Large Order NAV Purchase Privilege."

KDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer sponsored employee benefit plans using the subaccount recordkeeping system made available through Kemper Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale, KDI will consider the cumulative amount invested by the purchaser in the Fund and other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege is also applicable.

As of February 1, 1996, Class A shares of the Fund or any other Kemper Fund listed under "Special Features--Class A Shares--Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten year period for non- individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, KDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by KDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.

Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Kemper Funds pursuant to personal services contracts with KDI, for themselves or members of their families. KDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with KDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) shareholders who owned shares of the Trust on September 8, 1995, and have continuously owned shares of the Trust (or a Kemper Fund acquired by exchange of the Trust's shares) since that date, for themselves or members of their families; (d) any trust, pension, profit-sharing or other benefit plan for only such persons; (e) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm; and (f) persons who purchase shares of the Fund through KDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with KDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase the Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of the Fund may be sold at net asset value through certain investment advisers registered under the 1940 Act and other financial services firms that adhere to certain standards established by KDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management and other services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.

The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section 401 of the Code; or other organized group of persons whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

DEFERRED SALES CHARGE ALTERNATIVE--Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class B Shares."

KDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. KDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of the Fund will automatically convert to Class A shares of the same Fund six years after issuance on the basis of the relative net asset value per share of the Class B shares. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for KDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

PURCHASE OF CLASS C SHARES. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares--Contingent Deferred Sales Charge--Class C Shares." KDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, KDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. KDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

WHICH ARRANGEMENT IS BEST FOR YOU? The decision as to which class of shares provides the most suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent will be invested instead in Class A shares at net asset value where the combined subaccount value in the Fund or other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.

GENERAL. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and KDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks are currently prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. KDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

KDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Kemper IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Kemper Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by KDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, KDI will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash or other compensation, to firms that sell shares of the Fund. Non cash compensation includes luxury merchandise and trips to luxury resorts.

Orders for the purchase of Class A, B and C shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by KDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received in good order by KDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, Fund must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares" in the Statement of Additional Information.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing. including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of KDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.

The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

SPECIAL PROMOTION. From ____________, 1998 to ____________, 1998 ("Special
Offering Period"), KDI, the principal underwriter for the Fund, intends to reallow the full applicable sales charge with respect to Class A shares of the Fund purchased during the Special Offering Period (not including shares acquired at net asset value). KDI also intends to pay an additional commission of 0.50% with respect to Class B shares of the Fund purchased during the Special Offering Period, not including exchanges or other transactions for which commissions are not paid.

TAX IDENTIFICATION NUMBER. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

Shareholders should direct their inquiries to Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.

REDEMPTION OR REPURCHASE OF SHARES

GENERAL. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem such shares by sending a written request with signatures guaranteed to Kemper Mutual Funds, Attention: Redemption Department, P.O. Box 419557, Kansas City, Missouri 64141-6557. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, Express-Transfer or Bank Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected Fund have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge--Class C Shares" below).

Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on any account with a balance below $1,000 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, Individual Retirement Accounts or employer sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. A Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

TELEPHONE REDEMPTIONS. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

REPURCHASES (CONFIRMED REDEMPTIONS). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to KDI, which the Fund has authorized to act as its agent. There is no charge by KDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by KDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by KDI prior to the close of KDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

EXPEDITED WIRE TRANSFER REDEMPTIONS. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value of the Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Servicing Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. The Fund reserves the right to terminate or modify this privilege at any time.

CONTINGENT DEFERRED SALES CHARGE--LARGE ORDER NAV PURCHASE PRIVILEGE. A contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies KDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.

                                       Contingent
                                        Deferred
                                          Sales
 Year of Redemption After Purchase       Charge
 ---------------------------------       ------
First.............................         4%
Second............................         3%
Third.............................         3%
Fourth............................         2%
Fifth.............................         2%
Sixth.............................         1%

The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features--Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service
Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features--Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Kemper IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent, and (g) for redemption of shares by an employer sponsored employee benefit plan that (i) offers Fund in addition to Kemper Funds (i.e., "multi-manager"), and (ii) whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly.

CONTINGENT DEFERRED SALES CHARGE--GENERAL. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in December, 1996 will be eligible for the second year's charge if redeemed on or after December 1, 1997. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. KDI receives any contingent deferred sales charge directly.

REINVESTMENT PRIVILEGE. A shareholder who has redeemed Class A shares of the Fund or any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" (other than shares of the Kemper Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Fund or of the other listed Kemper Mutual Fund. A shareholder of the Fund or other Kemper Mutual Fund who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares--Initial Sales Charge Alternative--Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment, in the same class of shares as the case may be, of the Fund or of other Kemper Mutual Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge schedule. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Kemper Mutual Funds available for sale in the shareholder's state of residence as listed under "Special Features--Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of shares of the Fund, the reinvestment in shares of the Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.

REDEMPTION IN KIND. Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash.

SPECIAL FEATURES

CLASS A SHARES--COMBINED PURCHASES. The Fund's Class A shares (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: [Value Fund, Classic Growth Fund, Global Discovery Fund], Kemper U.S. Growth and Income Fund, Kemper Global Blue Chip Fund, Kemper Latin America

Fund, Kemper International Growth and Income Fund, Kemper Emerging Markets Income Fund, Kemper Emerging Markets Growth Fund, Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Diversified Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Adjustable Rate U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value+ Growth Fund, Kemper Equity Trust, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper Europe Fund, Kemper Asian Growth Fund and Kemper Aggressive Growth Fund ("Kemper Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Kemper Money Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust ("Money Market Fund"), which are not considered a "Kemper Mutual Fund" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include: (a) Money Market Fund as a "Kemper Mutual Fund", (b) all classes of shares of any Kemper Mutual Fund and (c) the value of any other plan investment, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

CLASS A SHARES--LETTER OF INTENT. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Kemper Mutual Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by KDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The Letter for an employer sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Kemper Mutual Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included in this privilege.

CLASS A SHARES--CUMULATIVE DISCOUNT. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Kemper Mutual Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

CLASS A SHARES--AVAILABILITY OF QUANTITY DISCOUNTS. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or KDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

EXCHANGE PRIVILEGE. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Kemper Mutual Funds in accordance with the provisions below.

CLASS A SHARES. Class A shares of the Kemper Mutual Funds and shares of the Money Market Funds listed under "Special Features--Class A Shares--Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Kemper Cash Reserves Funds that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Kemper Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI.

Class A shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Kemper Mutual Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of calculating the contingent deferred sales charge.

CLASS B SHARES. Class B shares of the Fund and Class B shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of calculating the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

CLASS C SHARES. Class C shares of the Fund and Class C shares of any other Kemper Mutual Fund listed under "Special Features--Class A Shares--Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

GENERAL. Shares of a Kemper Fund with a value in excess of $1,000,000 (except Kemper Cash Reserves Fund) acquired by exchange through another Kemper Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Kemper Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Fund from dealers, other firms or KDI. Exchanges may be accomplished by a written request to Kemper Service Company,
Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Fund that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in New York, Connecticut, New Jersey and Pennsylvania. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

SYSTEMATIC EXCHANGE PRIVILEGE. The owner of $1,000 or more of any class of the shares of a Kemper Mutual Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($100 minimum) of such shares for shares of the same class of another such Kemper Fund. If selected, exchanges will be made automatically until the privilege is terminated by the shareholder or the Kemper Fund. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Kemper Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

EXPRESS-Transfer. EXPRESS-Transfer permits the transfer of money via the Automated Clearing House System (minimum $100 and maximum $50,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem shares (minimum $100 and maximum $50,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through EXPRESS-Transfer or Bank Direct Deposit may not be redeemed under this privilege until such shares have been owned for at least 10 days. By enrolling in EXPRESS-Transfer, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares--General." Once enrolled in EXPRESS-Transfer, a shareholder can initiate a transaction by calling Kemper Shareholder Services toll free at 1-800-621-1048, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable amount of time to act upon the request. EXPRESS-Transfer cannot be used with passbook savings accounts or for tax-deferred plans such as Individual Retirement Accounts ("IRAs").

BANK DIRECT DEPOSIT. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Bank Direct Deposit Purchase Plan, investments are made automatically (maximum $50,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Bank Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated Clearing House debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Kemper Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

PAYROLL DIRECT DEPOSIT AND GOVERNMENT DIRECT DEPOSIT. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.

SYSTEMATIC WITHDRAWAL PLAN. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. The minimum periodic payment is $100. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. KDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

TAX-SHELTERED RETIREMENT PLANS. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish investor accounts in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts ("IRAs"). This includes Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisers before establishing a retirement plan.

PERFORMANCE

The Fund may advertise several types of performance information for a class of shares, including "average annual total return" and "total return." Performance information will be computed separately for each class of shares. Each of these figures is based upon historical results and is not representative of the future performance of any class of the Fund. The Adviser has agreed to a temporary reduction in its investment management fee payable by the Fund to the extent specified under "Investment Manager and Underwriter." This fee reduction will improve the performance results of the Fund.

Average annual total return and total return figures measure both the net investment income generated by, and the effect of any realized and unrealized appreciation or depreciation of, the underlying investments in a particular class of the Fund's portfolio for the period in question, assuming the reinvestment of all dividends. Thus, these figures reflect the change in the value of an investment in the Fund during a specified period. Average annual total return will be quoted for at least the one, five and ten year periods ending on a recent calendar quarter (or if any such period has not yet elapsed, at the end of a shorter period corresponding to the life of the Fund for performance purposes). Average annual total return figures represent the average annual percentage change over the period in question. Total return figures represent the aggregate percentage or dollar value change over the period in question.

The Fund's performance may be compared to that of the Consumer Price Index or various unmanaged equity indices, including, but not limited to, the Dow Jones Industrial Average, Value Line, and the Standard & Poor's 500 Composite Price Index. It may also be compared to the performance of other mutual funds or mutual fund indices as reported by independent mutual fund reporting services such as Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges.

Information may be quoted from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor and Registered Representative. Also, investors may want to compare the historical returns of various investments, performance indices of those investments or economic indicators, including, but not limited to, stocks, bonds, certificates of deposit, money market funds and U.S. Treasury obligations. Bank product performance may be based upon, among other things, the BANK RATE MONITOR National Index(TM) or various certificate of deposit indices. Money market fund performance may be based upon, among other things, the IBC/Donoghue's Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. Performance of U.S. Treasury obligations may be based upon, among other things, various U.S. Treasury bill indices. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured.

The Fund may depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments or economic indicators. The Fund may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Fund.

The Fund's Class A shares are sold at net asset value plus a maximum sales charge of 5.75% of the offering price. While the maximum sales charge is normally reflected in a Fund's Class A performance figures, certain total return calculations may not include such charge and those results would be reduced if it were included. Class B shares and Class C shares are sold at net asset value. Redemptions of Class B shares within the first six years after purchase may be subject to a contingent deferred sales charge that ranges from 4% during the first year to 0% after six years. Redemption of Class C shares within the first year after purchase may be subject to a 1% contingent deferred sales charge. Average annual total return figures do, and total return figures may, include the effect of the contingent deferred sales charge for the Class B and Class C shares that may be imposed at the end of the period in question. Performance figures for the Class B shares and Class C shares not including the effect of the applicable contingent deferred sales charge would be reduced if it were included.

The Fund's returns and net asset value will fluctuate and shares of a class of the Fund are redeemable by an investor at the then current net asset value of the class, which may be more or less than original cost. Redemption of Class B shares and Class C shares may be subject to a contingent deferred sales charge as described above. Additional information concerning the Fund's performance appears in the Statement of Additional Information. Additional information about the Fund's performance will also appear in its Annual Report to Shareholders, which will be available without charge from the Fund.

FUND ORGANIZATION AND CAPITAL STRUCTURE

The Fund is a diversified series of the Trust, an open-end management investment company registered under the 1940 Act. The Trust's predecessor was organized as a Delaware corporation in May 1966. The Trust was reorganized as a Massachusetts business trust in October, 1985.

The Trust may issue an unlimited number of shares of beneficial interest in one or more series or "Portfolios," all having a par value of $.01, which may be divided by the Board of Trustees into classes of shares. The Board of Trustees of the Fund may authorize the issuance of additional classes and additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. Since the Trust may offer multiple Portfolios, it is known as a "series company." Currently, the Trust offers four classes of shares of the Fund. These are Class A, Class B, Class C and Scudder Shares. Shares of a Portfolio have equal noncumulative voting rights except that Class B and Class C shares have separate and exclusive voting rights with respect to each such class' Rule 12b-1 Plan. Shares of each class also have equal rights with respect to dividends, assets and liquidation of the Fund subject to any preferences (such as resulting from different Rule 12b-1 distribution fees), rights or privileges of any classes of shares of the Fund. Shares are fully paid and nonassessable when issued, are transferable without restriction and have no preemptive or conversion rights. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate or by class except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees, or when voting by class is appropriate.

The Fund's activities are supervised by the Trust's Board of Trustees. The Trust is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract. Subject to the Declaration of Trust, shareholders may remove Trustees. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

                        SCUDDER LARGE COMPANY VALUE FUND

     Pure No-Load(TM) (No Sales Charges) Shares of a Diversified Mutual Fund which Seeks to Maximize Long-Term Capital Appreciation

                                       and


                                   VALUE FUND

                            A Diversified Mutual Fund
                 which Seeks Long-Term Growth of Capital through
                   Investment in Undervalued Equity Securities


--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 1998


                            As Revised April 16, 1998


--------------------------------------------------------------------------------


      This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Large Company Value Fund and Value Fund, dated February 1, 1998 and April 16, 1998, respectively, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                     Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.......................   1
      General Investment Objective and Policies of Scudder Large
        Company Value Fund..........................................   1
      General Investment Objective and Policies of Value Fund.......   2
      Master/feeder structure.......................................   3
      Investments and Investment Techniques.........................   3
      Investment Restrictions.......................................  13
      Other Investment Policies.....................................  14

PURCHASES...........................................................  15
      Additional Information About Opening An Account...............  15
      Additional Information About Making Subsequent Investments....  15
      Additional Information About Making Subsequent Investments
        by QuickBuy.................................................  16
      Checks........................................................  16
      Wire Transfer of Federal Funds................................  16
      Share Price...................................................  17
      Share Certificates............................................  17
      Other Information.............................................  17

EXCHANGES AND REDEMPTIONS...........................................  17
      Exchanges.....................................................  18
      Redemption by Telephone.......................................  19
      Redemption By QuickSell.......................................  20
      Redemption by Mail or Fax.....................................  20
      Redemption-in-Kind............................................  20
      Other Information.............................................  21

FEATURES AND SERVICES OFFERED BY THE FUNDS..........................  22
      The Pure No-Load(TM) Concept..................................  22
      Dividends and Capital Gains Distribution Options..............  23
      Diversification...............................................  23
      Scudder Investor Centers......................................  23
      Reports to Shareholders.......................................  23
      Transaction Summaries.........................................  23

THE SCUDDER FAMILY OF FUNDS.........................................  24

SPECIAL PLAN ACCOUNTS...............................................  28
      Scudder Retirement Plans:  Profit-Sharing and Money Purchase
        Pension Plans for Corporations and Self-Employed
        Individuals ................................................  28
      Scudder 401(k): Cash or Deferred Profit-Sharing Plan for
        Corporations and Self-Employed Individuals..................  29
      Scudder IRA:  Individual Retirement Account...................  29
      Scudder Roth IRA:  Individual Retirement Account..............  30
      Scudder 403(b) Plan...........................................  30
      Automatic Withdrawal Plan.....................................  30
      Group or Salary Deduction Plan................................  31
      Automatic Investment Plan.....................................  31
      Uniform Transfers/Gifts to Minors Act.........................  31

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS...........................  32

PERFORMANCE INFORMATION.............................................  32
      Average Annual Total Return...................................  32
      Cumulative Total Return.......................................  33
      Total Return..................................................  34
      Comparison of Fund Performance................................  35

                                                                     Page

ORGANIZATION OF THE FUNDS...........................................  38

INVESTMENT ADVISER..................................................  40
      Personal Investments by Employees of the Adviser..............  44

TRUSTEES AND OFFICERS...............................................  44

REMUNERATION........................................................  46

DISTRIBUTOR.........................................................  47

TAXES...............................................................  48

PORTFOLIO TRANSACTIONS..............................................  51
      Brokerage Commissions.........................................  51
      Portfolio Turnover............................................  52

NET ASSET VALUE.....................................................  53

ADDITIONAL INFORMATION..............................................  54
      Experts.......................................................  54
      Shareholder Indemnification...................................  54
      Other Information.............................................  54

FINANCIAL STATEMENTS................................................  55

APPENDIX

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

    (See"Investment objective and policies" and "Additional information about policies and investments" in the Funds' prospectuses.)


      Scudder Equity Trust, a Massachusetts business trust of which Scudder Large Company Value Fund and Value Fund are series, is referred to herein as the "Trust." Scudder Large Company Value Fund and Value Fund are each a diversified series of an open-end management company. With respect to Value Fund, only Scudder Value Fund Shares ("Scudder Shares") are offered herein. Scudder Value Fund changed its name to Value Fund on April 16, 1998.

      Value Fund offers the following classes of shares: Scudder Value Fund Shares (the "Scudder Shares") and Kemper Value Fund, Shares A, B and C (the "Kemper Shares").


General Investment Objective and Policies of Scudder Large Company Value Fund

      Scudder Large Company Value Fund ("Large Company Value Fund") seeks to maximize long-term capital appreciation through a broad and flexible investment program. The Fund seeks to achieve its objective by investing: (i) in marketable securities, principally common stocks; (ii) up to 20% of its net assets in debt securities where capital appreciation from debt securities is expected to exceed the capital appreciation available from common stocks; and (iii) for temporary defensive purposes, during periods when market or economic conditions may warrant, in debt securities and short-term indebtedness. The Fund may also invest in preferred stocks consistent with its objective. The securities in which the Fund may invest are described under "Investment objective and policies" in the Fund's prospectus.

      Investments in common stocks have a wide range of characteristics, and management of the Fund believes that opportunity for long-term capital appreciation may be found in all sectors of the market for publicly traded equity securities. Thus the search for equity investments for the Fund may encompass any sector of the market and companies of all sizes. It is a fundamental policy of the Fund, which may not be changed without approval of a majority of the Fund's outstanding shares, that the Fund will not concentrate its investments in any particular industry. However, the Fund reserves the right to invest up to 25% of its total assets (taken at market value) in any one industry. The use of this tactic is, in the opinion of management, consistent with the Fund's flexible approach of seeking to maximize long-term growth of capital.

      The Fund may purchase, for capital appreciation, investment-grade debt securities including zero coupon bonds. Investment-grade debt securities are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"). Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

      The Fund may also purchase debt securities which are rated below investment-grade (that is, rated below Baa by Moody's or below BBB by S&P), and unrated securities of comparable quality in the Adviser's judgment, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid and more difficult to value than securities in the higher rating categories. The Fund may invest up to 10% of its net assets in securities rated B or lower by Moody's or S&P and may invest in securities which are rated as low as C by Moody's or D by S&P. Securities rated B or lower involve a high degree of speculation with respect to the payment of principal and interest and those securities rated C or D may be in default with respect to payment of principal or interest. (See "High Yield, High Risk Securities.")

      The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also borrow under reverse repurchase agreements. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage.

      Changes in portfolio securities are made on the basis of investment considerations and it is against the policy of management to make changes for trading purposes.

      The objective of the Fund is not fundamental and may be changed by the Trustees without a vote of shareholders. The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market price of the Fund's investments and there is no assurance that the Fund's objective will be achieved.

General Investment Objective and Policies of Value Fund

      Value Fund seeks long-term growth of capital through investment in undervalued equity securities. This objective is not fundamental and may be changed by the Trustees without a shareholder vote. The Fund seeks to achieve its objective by investing in the equity securities of companies that, in the opinion of its Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the Standard & Poor's 500 Composite Price Index (S&P 500). The securities in which the Fund may invest are described under "Investment objective and policies" in the Fund's prospectus.

      The Fund invests at least 80% of its assets in equity securities consisting of common stocks, preferred stocks and securities convertible into common stocks. The Fund changes its portfolio securities for long-term investment considerations and not for trading purposes.

      The Fund invests primarily in the equity securities of medium-to-large size domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

      While a broad range of investments are considered, only those that, in the Adviser's opinion, are selling at comparatively large discounts to intrinsic value will be purchased for the Fund. It is anticipated that the prices of the Fund's investments will rise as a result of both earnings growth and rising price-earnings ratios over time.


[TO BE UPDATED]

      Value investing, as measured by the Wilshire Large Company Value Index--a well-known source of value-oriented portfolio returns--has provided an average annual return of 14.27% for the ten-year period ended September 30, 1996. This compares to a 14.99% return for the S&P 500, 13.28% for the Lipper Growth Fund Average, and 12.69% for the Lipper Growth and Income Fund Average over the same period. Using active investment management, the Fund hopes to outperform passive indices. The performance of the indices is not representative of the performance of the Fund or the future performance of the Fund. The indices do not bear the transaction and other costs that the Fund will bear.


      While the Fund emphasizes U.S. investments, it can invest in securities of foreign companies that meet the same criteria applicable to domestic investments if the performance of foreign securities is believed by the Adviser to offer more potential than domestic investments.

      For capital appreciation, the Fund may use up to 20% of its assets to purchase debt securities, including zero coupon bonds. Investment-grade debt securities are those rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Adviser.

      The Fund may also purchase debt securities which are rated below investment-grade (that is, rated below Baa by Moody's or below BBB by S&P) and unrated securities of equivalent quality as determined by the Adviser, which usually entail greater risk (including the possibility of default or bankruptcy of the issues of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid and more difficult to value than securities in the higher rating categories. The Fund may invest up to 20% of its net assets in such securities ("high yield/high risk securities") but will invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P and may not invest more than 5% of its net assets in securities which are rated C by Moody's or D by S&P or of equivalent quality as determined by the Adviser. Securities rated C or D may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk. (See "High Yield, High Risk Securities.")

      The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also borrow under reverse repurchase agreements. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage.

      The objective of the Fund is not fundamental and may be changed by the Trustees without a vote of shareholders. The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market price of the Fund's investments, and there is no assurance that the Fund's objective will be achieved.

Master/feeder structure

      The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Investments and Investment Techniques

Foreign Securities. While the Funds generally emphasize investments in companies domiciled in the U.S., they may invest in listed and unlisted foreign securities of the same types as the domestic securities in which they may invest, when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives, in keeping with the investment objectives of the Funds.

      Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Funds' performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange") and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S. thereby increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delivery of securities without payment is required in some foreign markets. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in those countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Funds will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

      Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of the assets for the Funds, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies, if any, into U.S. dollars on a daily basis. The Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts.

      To the extent that the Funds invest in foreign securities, each Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated: the strength or weakness of the U.S. dollar against foreign currencies could account for part of each Fund's investment performance.

High Yield, High Risk Securities. Below investment-grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality in the Adviser's judgment, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, may be less liquid and more difficult to value than securities in the higher ratings categories and are considered speculative. The lower the ratings of such debt securities the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      Each Fund may invest up to 20% of its net assets in debt securities rated below investment-grade but will invest no more than 10% of its net assets in securities rated B or lower by Moody's or by S&P.

      An economic downturn could disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by the Funds. Prices and yields of high yield securities will fluctuate over time and may affect each Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

      The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

      Credit quality in the high-yield securities market can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objective may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded the Adviser will determine whether it is in the best interest of a Fund to retain or dispose of the security.

      Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities see "TAXES."

Convertible Securities. The Funds may each invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. The Funds will limit their purchases of convertible securities to debt securities convertible into common stocks.

      The convertible securities in which the Funds may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid and Restricted Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

      The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Funds may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

      Each Fund will not invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within seven days.

Borrowing. As a matter of fundamental policy, the Funds will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Funds' volatility and the risk of loss in a declining market. Borrowing by the Funds will involve special risk considerations. Although the principal of the Funds' borrowings will be fixed, the Funds' assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or by S&P.

      A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which a Fund acquires a debt security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such Obligations kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry system.

      For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would risk losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities of a Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 10% of its assets in illiquid securities.

      If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

      Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require that Fund to hold a security or instrument which it might otherwise have sold.

      Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of that Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

      Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      Each Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

      Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of that Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. Each Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts Many Strategic Transactions, in addition to other requirements, require that the Funds segregate liquid assets with their custodian to the extent that obligations of the Funds are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate liquid assets equal to the exercise price.

      Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require that Fund to hold an amount of that currency or liquid securities denominated in that currency equal to that Fund's obligations or to segregate liquid assets equal to the amount of that Fund's obligation.

      OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and that Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      Each Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

      Unless specified to the contrary, the following restrictions are fundamental policies of each Fund and may not be changed without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (2) more than 50% of the outstanding shares of the Fund.

      As a matter of fundamental policy, each Fund may not:

      (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (6) purchase physical commodities or contracts relating to physical commodities; or

      (7) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans.

Other Investment Policies

      The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

      As a matter of nonfundamental policy, each Fund currently does not intend to:

      (a) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

      (b) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      (c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (d) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

      (g) lend portfolio securities in an amount greater than 5% of its total assets.

      If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.

      In addition, other nonfundamental policies may be established from time to time by the Funds' Trustees and would not require the approval of shareholders.

                                    PURCHASES

   (See "Purchases" and "Transaction information" in the Funds' prospectuses.)


      Large Company Value Fund and each class of shares of Value Fund have specific minimum initial investment requirements. Large Company Value Fund and the Scudder Shares of Value Fund require a $2,500 minimum initial investment and a minimum subsequent investment of $100. The Kemper Shares of Value Fund require a $_____ minimum initial investment and a $_____ minimum subsequent investment. The minimum investment requirements may be waived or lowered for investments effected through banks and other institutions that have entered into special arrangements with the Funds and for investments effected on a group basis by certain other entities and their employees, such as pursuant to a payroll deduction plan and for investments made in an Individual Retirement Account offered by the Funds. Investment minimums may also be waived for Directors and officers of the Funds. The Funds, Scudder Investor Services, Inc., Kemper Distributors, Inc. and Scudder Financial Intermediary Services Group each reserve the right to reject any purchase order. All funds will be invested in full and fractional shares.


Additional Information About Opening An Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

      The minimum initial purchase amount may be less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in each Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the relevant Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the relevant Fund.

Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

      A certified check is not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

      If shares are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange (normally 4 p.m. eastern time) on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to 4 p.m.

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain holidays although the Exchange may be open. These holidays include: Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Share Price

      Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to the Fund's transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of Trust management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. With respect to Large Company Value Fund, formerly known as Capital Growth Fund, share certificates now in a shareholder's possession may be sent to the Trust's transfer agent, Scudder Service Corporation (the "Transfer Agent"), for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares. See "Purchases" and "Exchanges and redemptions" in Large Company Value Fund's prospectus.

Other Information

      The Funds have authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

      The Tax Identification Number section of the Funds' application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., from exempt investors, certification of exempt status) may be returned to the investor if a certified tax identification number and certain other required certificates are not supplied.

      The Trust may issue shares of either Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.


                            EXCHANGES AND REDEMPTIONS

                (See "Exchanges and redemptions" and "Transaction
                    information" in the Funds' prospectuses.)


      Scudder Shares of Value Fund are available only on a limited basis. All shares of the Fund purchased before April 16, 1998, are considered Scudder Shares. Purchases of Scudder Shares of Value Fund are now closed to new investors with the following exceptions:

      Existing shareholders of any Scudder Fund as of April 16, 1998, and their immediate family members residing at the same address, may purchase Scudder Shares. Holders of Scudder Shares who redeem any or all of those shares may reinvest the proceeds in Scudder Shares. Shareholders who owned shares of any Scudder Fund through a broker-dealer or service agent omnibus account as of April 16, 1998, also may purchase Scudder Shares.

      Retirement, employer stock, bonus, pension and profit sharing plans offering Scudder Shares as of April 16, 1998, may add new participants and accounts. Scudder Shares are also available to prospective Scudder plan sponsors, as well as to existing plans which had not previously offered the Fund as an investment option. An employee who owns Scudder Shares through an employer-sponsored retirement plan as of April 16, 1998 may complete a direct rollover to an IRA holding Scudder Shares. An employee who owns Scudder Shares through an employer-sponsored retirement plan as of April 16, 1998, may, at a later date, open a new individual account to purchase Scudder Shares.

      Scudder Shares are available to the Scudder Kemper Investments, Inc. Retirement Plan. Officers, Fund Trustees and Directors, and full-time employees of Scudder Kemper Investments, Inc. and its subsidiaries and their family members may purchase Scudder Shares. Scudder Shares are available to any accounts managed by Scudder Kemper Investments, Inc., any advisory products offered by Scudder Kemper Investments, Inc., and to the portfolios of Scudder Pathway Series.

      Registered investment advisors ("RIAs") and registered certified financial planners ("CFPs") with clients invested in the Scudder Funds as of April 16, 1998, may purchase additional Scudder Shares or open new individual client or omnibus accounts purchasing Scudder Shares. RIAs and CFPs who do not have clients invested in the Funds as of April 16, 1998, and broker-dealers, RIAs and CFPs who have clients participating in comprehensive fee programs, may enter into an agreement with the Adviser in order to purchase Scudder Shares. Call Scudder Financial Intermediary Services at 1-800-xxx-xxxx for more information.

      Partnership shareholders who have an account as of April 16, 1998, may open new accounts to purchase Scudder Shares, whether or not they are listed on the account registration. Corporate shareholders invested in one of the Funds as of April 16, 1998, may open new accounts using the same registration, or if the corporation is reorganized, the new companies may purchase Scudder Shares.

      For more information, please call Scudder Investor Relations at 1-800-225-5163.


Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Signature guarantees" in the Funds' prospectuses.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.

      Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

      Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their pre-designated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

      Telephone redemption is not available with respect to shares represented by share certificates for Large Company Value Fund, formerly known as Capital Growth Fund, or shares held in certain retirement accounts for both Funds.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

      Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

      Any existing share certificates for Large Company Value Fund, formerly known as Capital Growth Fund, representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature guaranteed as explained in that Fund's prospectus.

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not limited to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

      It is suggested that shareholders holding certificated shares or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

      The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

      Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct redemption requests to the Trust through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the request. A written request in good order as described above and any certificates with a proper original signature guarantee(s), as described in the Funds' prospectuses under "Transaction information--Signature guarantees", should be sent with a copy of the invoice to Scudder Service Corporation, Confirmed Processing Department, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. The Trust shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse a Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to a Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Funds do not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

      The Trust's Declaration of Trust provides that the determination of net asset value may be suspended and a shareholder's right to redeem shares and to receive payments may be suspended at times during which a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Trust may, by order, permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.

      If transactions at any time reduce a shareholder's account balance in the Fund to below $1,000 in value, the Trust may notify the shareholder that, unless the account balance is brought up to at least $1,000, the Trust will redeem all shares in the Fund and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account balance up to $1,000 before any action will be taken by the Trust. No transfer from an existing account to a new Scudder fund account should be for less than $1,000; otherwise the new account may be redeemed as described above. (This policy applies to accounts of new shareholders but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)

The Pure No-Load(TM) Concept

      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Because Scudder funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds and classes from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
                     Scudder          8.50%                      No-Load Fund
                  Pure No-Load(TM)    Load      Load Fund with    with 0.25%
     YEARS            Fund            Fund      0.75% 12b-1 Fee   12b-1 Fee
--------------------------------------------------------------------------------
       10            $25,937        $23,733         $24,222        $25,354
--------------------------------------------------------------------------------
       15             41,772         38,222          37,698         40,371
--------------------------------------------------------------------------------
       20             67,275         61,557          58,672         64,282
================================================================================

      Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Dividends and Capital Gains Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

      Your investment in each Fund represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect you against the possible risks associated with concentrating in fewer securities.

Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

      The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

   Growth

      Scudder Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal Plan"
                           in the Fund's prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-------------------------------------------------------------------------
     Starting
      Age of                       Annual Rate of Return
                   ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25            $253,680          $973,704        $4,091,908
        35             139,522           361,887           999,914
        45              69,439           126,005           235,620
        55              26,414            35,062            46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-------------------------------------------------------------------------
     Starting
      Age of                       Annual Rate of Return
                   ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25            $119,318          $287,021          $741,431
        35              73,094           136,868           267,697
        45              40,166            59,821            90,764
        55              16,709            20,286            24,681

Scudder Roth IRA:  Individual Retirement Account

      Shares of the Fund(s) may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

      An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the [Trust, Corporation] or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the [Trust, Corporation] of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the [Trust, Corporation] and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The [Trust, Corporation] reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The [Trust, Corporation] reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

      (See "Distribution and performance information--Dividends and capital gains distributions" in the Funds' prospectuses.)

      Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. If it appears to be in the best interest of a Fund and its shareholders, a Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes which shareholders may then claim as a credit on their returns. (See "TAXES.") If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, a Fund may be subject to that excise tax. (See "TAXES.") In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

      The Funds intend to declare in December any net realized capital gains resulting from its investment activity and any dividend from investment company taxable income. The Funds intend to distribute the December dividends and capital gains either in December or in the following January. Any dividends or capital gains distributions declared in October, November, or December with a record date in that month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent.

                             PERFORMANCE INFORMATION

    (See "Distribution and performance information--Performance information"
                          in the Funds' prospectuses.)

      From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Return

      Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)1/n - 1

            Where:

             T     =     Average Annual Total Return
             P     =     a hypothetical initial investment of $1,000
             n     =     number of years
             ERV   =     ending redeemable value:  ERV is the value, at the end
                         of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

      Average Annual Total Return for the periods ended September 30, 1997

      [TO BE UPDATED]
                       One year         Five years         Ten years
                       --------         ----------         ---------
Large Company
Value Fund*

                       One year      Life of Fund (1)
                       --------      ----------------

Value Fund**

(1)   For the period beginning December 31, 1992 (commencement of operations).

[TO BE UPDATED]
* The Adviser maintained Fund expenses for the period December 31, 1992 through September 30, 1993 and for the three fiscal years ended September 30, 1997. The Average Annual Total Return for one year and for the life of the Fund, had the Adviser not maintained Fund expenses, would have been lower.


** On April 16, 1998 Value Fund adopted its present name. Prior to that date the Fund was known as Scudder Value Fund. Performance information provided is for the Fund's Scudder Shares class.


      As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund will vary based on changes in market conditions and the level of a Fund's expenses.

      In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

      Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
            Where:

             C     =     Cumulative Total Return
             P     =     a hypothetical initial investment of $1,000
             ERV   =     ending redeemable value: ERV is the value, at the end
                         of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

        Cumulative Total Return for the periods ended September 30, 1997

      [TO BE UPDATED]
                       One year         Five years         Ten years
                       --------         ----------         ---------

Large Company
Value Fund*

                       One year      Life of Fund (1)
                       --------      ----------------

Value Fund**

(1)   For the period beginning December 31, 1992 (commencement of operations).

* The Adviser maintained Fund expenses for the period December 31, 1992 through September 30, 1993 and for the three fiscal years ended September 30, 1996. The Cumulative Total Return for one year and for the life of the Fund, had the Adviser not maintained Fund expenses, would have been lower.


** On April 16, 1998 Value Fund adopted its present name. Prior to that date the Fund was known as Scudder Value Fund. Performance information provided is for the Fund's Scudder Shares class.


Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

      From time to time, in advertisements, sales literature, and reports to shareholders or prospective investors, figures relating to the growth in the total net assets of a Fund apart from capital appreciation will be cited, as an update to the information in this section, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be covered by marketing literature as part of the Funds' performance data.

      These figures can be described in the following manner:

      Net cash flow is gross subscriptions minus gross redemptions for a particular time period. Net cash flow is a negative number when redemptions exceed subscriptions.

      Net subscriptions is any positive net cash flow.

[TO BE UPDATED]
      Gross subscriptions are the sum of all the individual subscriptions over a specified period of time. It should be noted that subscriptions include distributions reinvested at the shareholders' request.


      In the period from September 30, 1996, to September 30, 1997, Large Company Value Fund went from accounts to accounts and Value Fund went from accounts to accounts. During the same period, net assets for Large Company Value Fund went from $ billion to $ billion and from $ million to $ million for Value Fund. In this period, gross subscriptions for the Large Company Value Fund and Value Fund were $ million and $ million, respectively.


      Net asset growth is any positive outcome of the following: gross subscriptions less gross redemptions plus any capital change due to the fluctuating prices of the securities in a Fund. Basically, therefore, it is net cash flow plus any capital change where the outcome of that summation is positive. The formula is:

      Net Asset Growth = Gross Subscriptions - Gross Redemptions + Capital
Change

      Net account growth is the total number of accounts in a Fund at one point in time minus the total number of accounts at an earlier point in time where the outcome of the calculation is positive. This is a quick way of describing what is in fact a more complicated process of adding new accounts even as some old accounts are closing. If new accounts open faster than old accounts close, there is net account growth. This growth can also be expressed as a percentage.

      The net subscription rate is described as a matter of those new net assets not due to capital change. Specifically, the net subscription rate is the net cash flow divided by the average asset size of a Fund for the period in question, expressed as a percentage.

      The gross subscription rate can also be similarly described. In fact, the formula would follow the pattern for the net subscription rate, but uses a gross figure instead of a net figure. Gross subscriptions would be substituted for net cash flow in a simple variation on the same basic idea.

Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, (Trustees)(Directors) and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

              (See "Fund organization" in the Funds' prospectuses.)

      The Funds are separate series of Scudder Equity Trust. Scudder Equity Trust, formerly Scudder Capital Growth Fund, is a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees have the authority to issue additional series of shares. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series.

      All shares of Scudder Large Company Value Fund are of one class and have equal rights as to voting, dividends and liquidation. All shares of Value Fund have been subdivided into four classes: Scudder Value Shares and Kemper Value Shares, Class A, B and C Shares. The Trustees have authorized the division of the Value Fund into share classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectuses.

      Each share of each class of a Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Fund's Declaration of Trust. As used in the Prospectuses and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Fund's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares. The term

"majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

      Each share of a Fund of the Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Fund's Board of Trustees. In the event of the liquidation or dissolution of the Fund, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.

      The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes (which under present regulations would require a Fund first to obtain an exemptive order of the SEC), nor of changing the method of distribution of shares of a Fund.

      Each share of each class of a Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees of the Trust has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the Prospectuses and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Corporation's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of
(i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

      Each share of a Fund of the Trust represents an equal proportionate interest in that Fund with each other share of the same fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees. In the event of the liquidation or dissolution of the Trust, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.

      Currently, the assets of Scudder Equity Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of Scudder Equity Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of Scudder Equity Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of Scudder Equity Trust, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      The Trust's predecessor was organized in 1966 as a Delaware corporation under the name "Scudder Duo-Vest Inc." as a closed-end, diversified dual-purpose investment company. Effective April 1, 1982, its original dual-purpose nature was terminated and it became an open-end investment company with only one class of shares outstanding. At a Special Meeting of Shareholders held May 18, 1982, the shareholders voted to amend the investment objective to seek to maximize long-term growth of capital and to change the name of the corporation to "Scudder Capital Growth Fund, Inc." ("SCGF, Inc."). The fiscal year end of SCGF, Inc. was changed from March 31 to September 30 by action of its Directors on May 18, 1982. Effective as of September 30, 1982, Scudder Special Fund, Inc. was merged into SCGF, Inc. In October 1985, the Fund's form of organization was changed to a Massachusetts business trust upon approval of the shareholders.

      Shares of Scudder Equity Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

      The Trust has a Declaration of Trust which provides that obligations of a Fund are not binding upon the Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Fund involved will indemnify the Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund involved. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

      No series of the Trust shall be liable for the obligations of any other series.

                               INVESTMENT ADVISER

    (See "Fund organization--Investment adviser" in the Funds' prospectuses.)

      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

       Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

      Certain investments may be appropriate for more than one Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of the most favorable net results to a Fund.

[TO BE UPDATED]
      Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, a new investment management agreement between the Fund and the Adviser was approved by the Fund's Trustees. At the special meeting of the Fund's stockholders held on October 27, 1997, the stockholders also approved a proposed new investment management agreement. The new investment management agreement (the "Agreement") became effective as of December 31, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The Agreement incorporates conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Capital Growth Fund Agreement and the Value Fund Agreement (collectively, the "Agreements") will continue in effect from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by vote of the Trustees or by a majority of the outstanding voting securities of that Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of their assignment.

      Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines which securities shall be purchased for the portfolio of that Fund, which portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Declaration of Trust and By-Laws, of the 1940 Act and the Code, and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Trustees may from time to time establish. The Adviser also advises and assists the officers of a Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of a Fund.

      The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York or Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Funds, the services of the Adviser's directors, officers, and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

[TO BE UPDATED]
      For the Adviser's services, Capital Growth Fund pays the Adviser a fee equal to 0.75 of 1% on the first $500 million of average daily net assets; 0.65 of 1% on the next $500 million of such assets; and 0.60 of 1% on assets in excess of $1 billion, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


      For the fiscal years ended September 30, 1995, 1996 and 1997, Large Company Value Fund incurred aggregate fees pursuant to its then effective investment advisory agreement of $_____, $ and $_____, respectively.

      For the Adviser's services, Value Fund pays the Adviser an annual fee equal to 0.70% of average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the period December 31, 1992 (commencement of operations) to September 30, 1993 and for the fiscal years ended September 30, 1995, 1996 and 1997, the Adviser did not impose a portion of its management fees amounting to $_____, $_____ and $_____, respectively and the amounts imposed amounted to $_____, $_____ and $_____, respectively. The Adviser has voluntarily agreed to waive management fees or reimburse the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.25% of the average daily net assets until ___________. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance.


      Under each Agreement a Fund is responsible for all of its other expenses including broker's commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses including clerical expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; fees and expenses incurred in connection with membership in investment company organizations; the fees and expenses of the Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Funds. The Funds are also responsible for expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. Each Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of any Fund for portfolio pricing services, if any.

      Each Agreement requires the Adviser to reimburse the Funds for annual expenses in excess of the lowest applicable expense limitation imposed by the states in which a Fund is at the time offering its shares for sale, although no payments are required to be made by the Adviser pursuant to this reimbursement provision in excess of the annual fee paid by a Fund to the Adviser. Management has been advised that, while some states have eliminated expense limitations and others may do so in the future, the lowest of such limitations is presently 2 1/2% of such net assets up to $30 million, 2% of the next $70 million of such net assets and 1 1/2% of such net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitation. For the fiscal years ended September 30, 1995, 1996 and 1997, such expenses for Large Company Value Fund equaled _____, ____ and _____, respectively, of the Fund's average net assets. For the fiscal years ended September 30, 1995, 1996 and 1997 such expenses for Value Fund equaled _____% of the Fund's average net assets. If reimbursement is required, it will be made as promptly as practicable after the end of the Funds' fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro-rata expense limitation at the time of such payment.


      The Adviser renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds (such as the Funds' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value, monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds' operating budget; processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Funds in the conduct of its business, subject to the direction and control of the Trustees.

      The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

      In reviewing the terms of each Agreement and in discussions with the Adviser concerning each Agreement, Trustees who are not "interested persons" of the Trust are represented by independent counsel at the Funds' expense.

      Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which each Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

      The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

      None of the officers or Trustees of the Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of a Fund.

Personal Investments by Employees of the Adviser

   Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                             TRUSTEES AND OFFICERS

                                                                                          Position with
                                                                                          Underwriter,
Name                         Position               Principal                             Scudder Investor
and Address                  with Trust             Occupation**                          Services, Inc.
-----------                  ----------             ------------                          --------------

Daniel Pierce*#+             President and          Chairman of the Board and             Vice President,
                             Trustee                Managing Director of Scudder          Assistant Treasurer and
                                                    Kemper Investments, Inc.              Director

Paul Bancroft III            Trustee                Venture Capitalist and                --
1120 Cheston Lane                                   Consultant; Retired President
Queenstown, MD                                      and Chief Executive Officer of
                                                    Bessemer Securities Corporation

Sheryle J. Bolton            Trustee                Chief Executive Officer,              --
20 Hilltop Road                                     Scientific Learning Corporation
Waccabue, NY 10597

Thomas J. Devine             Trustee                President, Exeter Capital             --
641 Lexington Avenue                                Management Corporation
New York, NY

Keith R. Fox                 Trustee                President, Exeter Capital             --
10 East 53rd Street                                 Management Corporation
New York, NY 10022

William T. Burgin            Trustee                General Partner, Bessemer
                                                    Venture Partners

William H. Luers             Trustee                President, The Metropolitan
                                                    Museum of Art

Dr. Wilson Nolen             Trustee                Consultant, June 1989 to              --
1120 Fifth Avenue                                   present, Corporate Vice
New York, NY                                        President of Becton, Dickinson &
                                                    Company (manufacturer of medical
                                                    and scientific products), from
                                                    1973 to June 1989

                                                                                          Position with
                                                                                          Underwriter,
Name                         Position               Principal                             Scudder Investor
and Address                  with Trust             Occupation**                          Services, Inc.
-----------                  ----------             ------------                          --------------

Kathryn L. Quirk*++          Trustee, Vice          Managing Director of Scudder          Vice President
                             President and          Kemper Investments, Inc.
                             Assistant Secretary

Robert W. Lear               Honorary Trustee       Executive-in-Residence Columbia       --
429 Silvermine Road                                 University Graduate School of
New Canaan, CT                                      Business

Robert G. Stone, Jr.         Honorary Trustee       Chairman of the Board and             --
405 Lexington Avenue                                Director, Kirby Corporation
39th Floor                                          (marine transportation, diesel
New York, NY  10174                                 repair and property and casualty
                                                    insurance in Puerto Rico)

Donald E. Hall@              Vice President         Managing Director of Scudder          --
                                                    Kemper Investments, Inc.

Jerard K. Hartman++          Vice President         Managing Director of Scudder          --
                                                    Kemper Investments, Inc.

Thomas W. Joseph+            Vice President         Principal of Scudder Kemper           Vice President,
                                                    Investments, Inc.                     Director, Treasurer,
                                                                                          and Assistant Clerk

Kathleen T. Millard++        Vice President         Principal of Scudder Kemper           --
                                                    Investments, Inc.

Thomas F. McDonough+         Vice President,        Principal of Scudder Kemper           Clerk
                             Secretary and          Investments, Inc.
                             Assistant Treasurer

Caroline Pearson (35)+       Assistant Secretary    Director of Mutual Fund
                                                    Administration, Scudder Kemper
                                                    Investments, Inc.

* Mr. Pierce and Ms. Quirk are considered by the Trust and its counsel to be persons who are "interested persons" of the Adviser or of the Trust (within the meaning of the 1940 Act).
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
# Mr. Pierce and Ms. Quirk are members of the Executive Committee, which may exercise all of the powers of the Trustees when they are not in session.
+     Address:  Two International Place, Boston, Massachusetts
++    Address:  345 Park Avenue, New York, New York
@     Address:  333 South Hope Street, Los Angeles, California


[TO BE UPDATED]
      As of December 31, 1997 all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities and Exchange Act of 1934) ________ shares, or ____% of the shares of Large Company Value Fund.

      As of December 31, 1997 all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities and Exchange Act of 1934) ________ shares, or ____% of the shares of Value Fund. Certain accounts for which the Adviser acts as investment adviser owned _______ shares in the aggregate of Value Fund, or ____% of the outstanding shares on December 31, 1997. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      To the best of the Trust's knowledge, as of December 31, 1996 no person owned beneficially more than 5% of a Fund's outstanding shares.

      Scudder Large Company Value Fund changed its name from Scudder Capital Growth Fund on February 1, 1997.

      The Trustees and officers of the Trust also serve in similar capacities with other Scudder funds.


                                  REMUNERATION
[TO BE UPDATED]
      Several of the officers and Trustees of the Trust may be officers or employees of the Adviser, the Distributor, the Transfer Agent, Scudder Trust Company or Scudder Fund Accounting Corporation, from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Trust. The Funds pay no direct remuneration to any officer of the Trust. However, each of the Trustees who is not affiliated with the Adviser will be paid by the Trust. Each of these unaffiliated Trustees receives an annual Trustee's fee of $______ plus $___ for attending each Trustees' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Fund and the Adviser or any of its affiliates. Each unaffiliated Trustee also receives $150 per committee meeting attended other than those set forth above. For the fiscal year ended September 30, 1997, Large Company Value Fund paid such Trustees $______ and Value Fund paid such Trustees
$------.


The following Compensation Table provides, in tabular form, the following data:

Column (1): All Trustees who receive compensation from the Trust.
Column (2): Aggregate compensation received by a Trustee from all the series of the Trust.
Columns (3) and (4): Pension or retirement benefits accrued or proposed be paid by the Fund Complex. Scudder Equity Trust does not pay its Trustees such benefits.
Column (5): Total compensation received by a Trustee from the Trust, plus compensation received from all funds managed by the Adviser for which a Trustee serves. The total number of funds from which a Trustee receives such compensation is also provided in column (5). Generally, compensation received by a Trustee for serving on the board of a closed-end fund is greater than the compensation received by a Trustee for serving on the board of an open-end fund.

                               Compensation Table
                      for the year ended December 31, 1997
[TO BE UPDATED]

===================================================================================================
     (1)                       (2)                (3)             (4)                (5)

                            Aggregate
                        Compensation from
                       Scudder Equity Trust                                          Total
                       (consisting of two      Pension or                         Compensation
                          Funds: Scudder       Retirement                             From
                          Large Company         Benefits        Estimated        Scudder Equity
   Name of                 Value Fund          Accrued As        Annual               Trust
   Person,             and Scudder Value      Part of Fund    Benefits Upon     and Fund Complex
   Position                   Fund)             Expenses       Retirement        Paid to Trustee
===================================================================================================

Paul Bancroft III,
Trustee

Sheryle J. Bolton,
Trustee

Thomas J. Devine,
Trustee

Keith R. Fox,
Trustee

Wilson Nolen,
Trustee

Gordon Shillinglaw,
Trustee

Robert G. Stone, Jr.,
Honorary Trustee

                                   DISTRIBUTOR

      The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. This underwriting agreement dated May 1, 1987 will remain in effect until September 30, 199__ and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on September 4, 1996.

      Under the principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Trust's registration statement and prospectuses and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust or a Fund as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both a Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of a Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Funds to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of the Fund's shares.

      Note: Although each Fund currently has no 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that a Fund will also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement and a Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

      As agent, the Distributor currently offers shares of a Fund on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of a Fund.

                                      TAXES

            (See "Distribution and performance information--Dividends
                        and capital gains distributions"
      and "Transaction information--Tax information and Tax identification number" in the Funds' prospectuses.)

      Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such from its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision of management or investment practices or policies.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain in excess of net long-term capital loss) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      Investment company taxable income generally is made up of dividends, interest, and net short-term capital gains in excess of net long-term capital losses, less expenses. Net capital gains (the excess of net long-term capital gain over net short-term capital loss) are computed by taking into account any capital loss carryforward of a Fund. Presently, each Fund has no capital loss carryforward.

      Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions at least equal to the sum of 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are expected to comprise a substantial part of each Fund's gross income. To the extent that such dividends constitute a portion of each Fund's gross income, a portion of the income distributions of a Fund may be eligible for the dividends received deduction for corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days.

      Distributions of net capital gains are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as long-term capital gain distributions during such six-month period.

      If any net capital gains are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by that Fund, each Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of the federal income taxes paid by a Fund on such gains as a credit against personal federal income tax liabilities, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro-rata share of such gains and the individual tax credit. However, retention of such gains by a Fund may cause the Fund to be liable for an excise tax on all or a portion of those gains.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gains, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, contributions may be made to a spousal IRA even if the spouse has earnings in a given year, if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      If a Fund invests in stock of certain foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      Proposed regulations have been issued which may allow a Fund to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, a Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. No mark to market losses may be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, a Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.

      If a Fund writes a covered call option on portfolio stock, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes a Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.

      Many or all futures and forward contracts entered into by a Fund and many or all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on foreign currencies and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last day of the Funds' fiscal year (as well as on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were sold at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the relevant Fund's portfolio.

      Subchapter M of the Code requires that a Fund realize less than 30% of its annual gross income from the sale or other disposition of stock or securities held for less than three months and from options, futures and forward contracts (not including certain foreign currency options, futures and forward contracts) and certain foreign currencies held less than three months. Options, futures and forward activities of a Fund may increase the amount of gains realized by the Fund that are subject to the 30% limitation. Accordingly, the amount of such activities that each Fund may engage in may be limited.

      Positions of a Fund which consist of at least one position not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such other position may be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      Each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

      Shareholders may be subject to state and local taxes on distributions received from a Fund and on redemptions of each Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. By January 31 of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

      The Trust is organized as a Massachusetts business trust. Neither the Trust nor a Fund is expected to be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund qualifies as a regulated investment company under the Code.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      To the maximum extent feasible the Adviser places orders for portfolio transactions for each Fund through the Distributor which in turn places orders on behalf of a Fund with other brokers and dealers. The Distributor receives no commission, fees or other remuneration for this service. Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund or the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

      Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions with Bear, Stearns & Co. A credit against the custodian fee due to State Street Bank and Trust Company equal to one-half of the commission on any such transaction will be given on any such transaction.

      Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information is only supplementary to the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.


[TO BE UPDATED]

      In the fiscal years ended September 30, 1995, 1996 and 1997, Large Company Value Fund paid brokerage commissions of $5,222,945, $5,768,334 and $_________, respectively. In the fiscal year ended September 30, 1997, the Fund paid brokerage commissions of $________ (___% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $____________ (___% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

      For the fiscal years ended September 30, 1995, 1996 and 1997, Value Fund paid brokerage commissions of $_______, $165,577, $181,652 and $_________, respectively. For the fiscal year ended September 30, 1996, the Fund paid brokerage commissions of $157,582 (87% of the total brokerage commissions), resulting from orders placed consistent with the policy of seeking to obtain the most favorable net results for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $__________ (___% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

      The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable. To date no such recapture has been effected.
[TO BE UPDATED]
Portfolio Turnover

      Large Company Value Fund's average annual portfolio turnover rate, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the fiscal years ended September 30, 1995, 1996 and 1997 was 153.6%, 150.7% and ______%, respectively. For the fiscal years ended September 30, 1995, 1996 and 1997, Value Fund had an annualized portfolio turnover rate of 98.2%, 90.8% and _____%, respectively. Higher levels of activity by the Funds result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Funds' shareholders. Purchases and sales are made for a Fund whenever necessary, in management's opinion, to meet the Funds' objectives.

                                 NET ASSET VALUE

      The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. With respect to Large Company Value Fund, net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding. The net asset value per share of each class of the Value Fund is computed by dividing the value of the total assets attributable to a specific class, less all liabilities attributable to those shares, by the total number of outstanding shares of that class.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

      The Financial Highlights of each Fund included in the Funds' prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Shareholder Indemnification

      The Trust is an organization of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of a Fund. The Declaration of Trust also provides for indemnification out of a Fund's property of any shareholder of a Fund held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information

      Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in regular reports to shareholders of a Fund. These transactions will reflect investment decisions made by the Adviser in light of the objectives and policies of a Fund, and other factors, such as its other portfolio holdings and tax considerations should not be construed as recommendations for similar action by other investors.

      The name "Scudder Equity Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated October 16, 1985, as amended, and all persons dealing with a Fund must look solely to the property of a Fund for the enforcement of any claims against a Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assumes any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares of a Fund, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with the Fund must look only to the assets of the Fund for the enforcement of any claims against a Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund.

      The CUSIP number of Large Company Value Fund is 81114T-10-9.


      The CUSIP number of each class of Value Fund is 811114T-20-8 (Scudder Shares); _____ (Class A); _____ (Class B; _____ (Class C).


      Each Fund has a fiscal year end of September 30.

      The Trust employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as custodian for each Fund.


      Information set forth below with respect to Value Fund Series is provided at the Fund level since that Fund consisted of one class of shares (which class was re-designated the "Scudder Value Fund Shares") on ________________.


[TO BE UPDATED]

      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Funds. Each Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal year ended September 30, 1996, Large Company Value Fund and Value Fund incurred annual fees of $158,045 and $38,190, respectively, of which $12,860 and $1,640, respectively, are unpaid at September 30, 1996.

      Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend disbursing and shareholder service agent for each Fund. Service Corporation also provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Each Fund pays Service Corporation a fee for each account maintained for a participant of $17.55 which is $8.05 for its services as transfer and dividend paying agent and $9.50 for its services as shareholder service agent. For the fiscal year ended September 30, 1996, Large Company Value Fund and Value Fund incurred annual fees of $1,715,004 and $174,570, respectively, of which $142,526 and $15,126, respectively, are unpaid at September 30, 1996.

      The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

      The Funds' prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

      This Statement of Additional Information combines the information of both Scudder Capital Growth Fund and Scudder Value Fund. Each Fund, through its individual prospectus, offers only its own shares, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of a combined Statement of Additional Information.

                              FINANCIAL STATEMENTS

Large Company Value Fund

      The financial statements, including the investment portfolio of Large Company Value Fund, together with the Report of Independent Accountants, Financial Highlights, and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated September 30, 1996, and are hereby deemed to be part of this Statement of Additional Information.

Value Fund


      The financial statements, including the investment portfolio of Value Fund -- Scudder Value Fund Shares together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated September 30, 1996, and are hereby deemed to be part of this Statement of Additional Information.

                                    APPENDIX

      The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

      Standard & Poor's:

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal in the event of adverse business, financial, or economic conditions. It is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Moody's:

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                        SCUDDER LARGE COMPANY VALUE FUND

           A Pure No-Load(TM) (No Sales Charges) Diversified Mutual Fund which Seeks to Maximize Long-Term Capital Appreciation

                                       and

                               SCUDDER VALUE FUND

           A Pure No-Load(TM) (No Sales Charges) Diversified Mutual Fund
                 which Seeks Long-Term Growth of Capital through
                   Investment in Undervalued Equity Securities

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 1998

--------------------------------------------------------------------------------

      This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectuses of Scudder Large Company Value Fund and Scudder Value Fund each dated February 1, 1998, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS

                                                                            Page

THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES..................................1
      General Investment Objective and Policies of Scudder Large Company
         Value Fund............................................................1
      General Investment Objective and Policies of Scudder Value Fund..........2
      Master-feeder Fund Structure.............................................3
      Investments and Investment Techniques....................................3
      Investment Restrictions.................................................13
      Other Investment Policies...............................................14

PURCHASES.....................................................................16
      Additional Information About Opening An Account.........................16
      Additional Information About Making Subsequent Investments..............16
      Additional Information About Making Subsequent Investments by QuickBuy..17
      Checks..................................................................17
      Wire Transfer of Federal Funds..........................................17
      Share Price.............................................................18
      Share Certificates......................................................18
      Other Information.......................................................18

EXCHANGES AND REDEMPTIONS.....................................................19
      Exchanges...............................................................19
      Redemption by Telephone.................................................19
      Redemption By QuickSell.................................................20
      Redemption by Mail or Fax...............................................21
      Redemption-in-Kind......................................................21
      Other Information.......................................................21

FEATURES AND SERVICES OFFERED BY THE FUNDS....................................22
      The Pure No-Load(TM) Concept............................................22
      Dividends and Capital Gains Distribution Options........................23
      Diversification.........................................................24
      Scudder Investor Centers................................................24
      Reports to Shareholders.................................................24
      Transaction Summaries...................................................24

THE SCUDDER FAMILY OF FUNDS...................................................24

SPECIAL PLAN ACCOUNTS.........................................................24
      Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension
         Plans for Corporations and Self-Employed Individuals.................29
      Scudder 401(k): Cash or Deferred Profit-Sharing Plan for
         Corporations and Self-Employed Individuals...........................29
      Scudder IRA:  Individual Retirement Account.............................29
      Scudder 403(b) Plan.....................................................30
      Automatic Withdrawal Plan...............................................31
      Group or Salary Deduction Plan..........................................31
      Automatic Investment Plan...............................................31
      Uniform Transfers/Gifts to Minors Act...................................32

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.....................................32

PERFORMANCE INFORMATION.......................................................32
      Average Annual Total Return.............................................32
      Cumulative Total Return.................................................33
      Total Return............................................................34
      Comparison of Fund Performance..........................................35

                                                                            Page

ORGANIZATION OF THE FUNDS.....................................................38

INVESTMENT ADVISER............................................................39
      Personal Investments by Employees of the Adviser........................43

TRUSTEES AND OFFICERS.........................................................43

REMUNERATION..................................................................45

DISTRIBUTOR...................................................................46

TAXES.........................................................................47

PORTFOLIO TRANSACTIONS........................................................50
      Brokerage Commissions...................................................50
      Portfolio Turnover......................................................51

NET ASSET VALUE...............................................................52

ADDITIONAL INFORMATION........................................................53
      Experts.................................................................53
      Shareholder Indemnification.............................................53
      Other Information.......................................................53

FINANCIAL STATEMENTS..........................................................54

APPENDIX

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

    (See"Investment objective and policies" and "Additional information about policies and investments" in the Funds' prospectuses.)


      Scudder Large Company Value Fund and Scudder Value Fund (each a "Fund," collectively, the "Funds") are diversified series of Scudder Equity Trust (the "Trust"), a pure no-load(TM), open-end, management investment company organized as a Massachusetts business trust.


General Investment Objective and Policies of Scudder Large Company Value Fund

      Scudder Large Company Value Fund ("Large Company Value Fund") seeks to maximize long-term capital appreciation through a broad and flexible investment program. The Fund seeks to achieve its objective by investing: (i) in marketable securities, principally common stocks; (ii) up to 20% of its net assets in debt securities where capital appreciation from debt securities is expected to exceed the capital appreciation available from common stocks; and (iii) for temporary defensive purposes, during periods when market or economic conditions may warrant, in debt securities and short-term indebtedness. The Fund may also invest in preferred stocks consistent with its objective. The securities in which the Fund may invest are described under "Investment objective and policies" in the Fund's prospectus.

      Investments in common stocks have a wide range of characteristics, and management of the Fund believes that opportunity for long-term capital appreciation may be found in all sectors of the market for publicly traded equity securities. Thus the search for equity investments for the Fund may encompass any sector of the market and companies of all sizes. It is a fundamental policy of the Fund, which may not be changed without approval of a majority of the Fund's outstanding shares, that the Fund will not concentrate its investments in any particular industry. However, the Fund reserves the right to invest up to 25% of its total assets (taken at market value) in any one industry. The use of this tactic is, in the opinion of management, consistent with the Fund's flexible approach of seeking to maximize long-term growth of capital.

      The Fund may purchase, for capital appreciation, investment-grade debt securities including zero coupon bonds. Investment-grade debt securities are those rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by Standard & Poor's ("S&P") or, if unrated, of equivalent quality as determined by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"). Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics.

      The Fund may also purchase debt securities which are rated below investment-grade (that is, rated below Baa by Moody's or below BBB by S&P), and unrated securities of comparable quality in the Adviser's judgment, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid and more difficult to value than securities in the higher rating categories. The Fund may invest up to 10% of its net assets in securities rated B or lower by Moody's or S&P and may invest in securities which are rated as low as C by Moody's or D by S&P. Securities rated B or lower involve a high degree of speculation with respect to the payment of principal and interest and those securities rated C or D may be in default with respect to payment of principal or interest. (See "High Yield, High Risk Securities.")

      The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also borrow under reverse repurchase agreements. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage.

      Changes in portfolio securities are made on the basis of investment considerations and it is against the policy of management to make changes for trading purposes.

      The objective of the Fund is not fundamental and may be changed by the Trustees without a vote of shareholders. The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market price of the Fund's investments and there is no assurance that the Fund's objective will be achieved.

General Investment Objective and Policies of Scudder Value Fund

      Scudder Value Fund ("Value Fund") seeks long-term growth of capital through investment in undervalued equity securities. This objective is not fundamental and may be changed by the Trustees without a shareholder vote. The Fund seeks to achieve its objective by investing in the equity securities of companies that, in the opinion of its Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the Standard & Poor's 500 Composite Price Index (S&P
500). The securities in which the Fund may invest are described under "Investment objective and policies" in the Fund's prospectus.

      The Fund invests at least 80% of its assets in equity securities consisting of common stocks, preferred stocks and securities convertible into common stocks. The Fund changes its portfolio securities for long-term investment considerations and not for trading purposes.

      The Fund invests primarily in the equity securities of medium-to-large size domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

      While a broad range of investments are considered, only those that, in the Adviser's opinion, are selling at comparatively large discounts to intrinsic value will be purchased for the Fund. It is anticipated that the prices of the Fund's investments will rise as a result of both earnings growth and rising price-earnings ratios over time.

[TO BE UPDATED]


      Value investing, as measured by the Wilshire Large Company Value Index--a well-known source of value-oriented portfolio returns--has provided an average annual return of 14.27% for the ten-year period ended September 30, 1996. This compares to a 14.99% return for the S&P 500, 13.28% for the Lipper Growth Fund Average, and 12.69% for the Lipper Growth and Income Fund Average over the same period. Using active investment management, the Fund hopes to outperform passive indices. The performance of the indices is not representative of the performance of the Fund or the future performance of the Fund. The indices do not bear the transaction and other costs that the Fund will bear.

      While the Fund emphasizes U.S. investments, it can invest in securities of foreign companies that meet the same criteria applicable to domestic investments if the performance of foreign securities is believed by the Adviser to offer more potential than domestic investments.

      For capital appreciation, the Fund may use up to 20% of its assets to purchase debt securities, including zero coupon bonds. Investment-grade debt securities are those rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P or, if unrated, of equivalent quality as determined by the Adviser.

      The Fund may also purchase debt securities which are rated below investment-grade (that is, rated below Baa by Moody's or below BBB by S&P) and unrated securities of equivalent quality as determined by the Adviser, which usually entail greater risk (including the possibility of default or bankruptcy of the issues of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid and more difficult to value than securities in the higher rating categories. The Fund may invest up to 20% of its net assets in such securities ("high yield/high risk securities") but will invest no more than 10% of its net assets in securities rated B or lower by Moody's or S&P and may not invest more than 5% of its net assets in securities which are rated C by Moody's or D by S&P or of equivalent quality as determined by the Adviser. Securities rated C or D may be in default with respect to payment of principal or interest. Also, longer maturity bonds tend to fluctuate more in price as interest rates change than do short-term bonds, providing both opportunity and risk. (See "High Yield, High Risk Securities.")

      The Fund may borrow money for temporary, emergency or other purposes, including investment leverage purposes, as determined by the Trustees. The Fund may also borrow under reverse repurchase agreements. The Investment Company Act of 1940 (the "1940 Act") requires borrowings to have 300% asset coverage.

      The objective of the Fund is not fundamental and may be changed by the Trustees without a vote of shareholders. The Fund cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Fund's shares will increase or decrease with changes in the market price of the Fund's investments, and there is no assurance that the Fund's objective will be achieved.


Master/feeder structure

      The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder structure as described below.

      A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.




Investments and Investment Techniques

Foreign Securities. While the Funds generally emphasize investments in companies domiciled in the U.S., they may invest in listed and unlisted foreign securities of the same types as the domestic securities in which they may invest, when the anticipated performance of foreign securities is believed by the Adviser to offer more potential than domestic alternatives, in keeping with the investment objectives of the Funds.

      Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Funds' performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange") and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Funds are uninvested and no return is earned thereon. The inability of the Funds to make intended security purchases due to settlement problems could cause the Funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Funds due to subsequent declines in value of the portfolio security or, if the Funds have entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges although the Funds will endeavor to achieve the most favorable net results on their portfolio transactions. Further, the Funds may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Funds' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S. thereby increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delivery of securities without payment is required in some foreign markets. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

      These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in those countries than in developed countries. The management of the Funds seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Funds will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

      Investments in foreign securities usually will involve currencies of foreign countries. Moreover, the Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and the value of the assets for the Funds, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Funds may incur costs in connection with conversions between various currencies. Although the Funds value their assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies, if any, into U.S. dollars on a daily basis. The Funds may do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. The Funds will conduct their foreign currency exchange transactions, if any, either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts.

      To the extent that the Funds invest in foreign securities, each Fund's share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated: the strength or weakness of the U.S. dollar against foreign currencies could account for part of each Fund's investment performance.

High Yield, High Risk Securities. Below investment-grade securities (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality in the Adviser's judgment, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, may be less liquid and more difficult to value than securities in the higher ratings categories and are considered speculative. The lower the ratings of such debt securities the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

      Each Fund may invest up to 20% of its net assets in debt securities rated below investment-grade but will invest no more than 10% of its net assets in securities rated B or lower by Moody's or by S&P.

      An economic downturn could disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by the Funds.

Prices and yields of high yield securities will fluctuate over time and may affect each Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

      The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of a Fund to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

      Credit quality in the high-yield securities market can change suddenly and unexpectedly and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of each Fund's investment objective may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded the Adviser will determine whether it is in the best interest of a Fund to retain or dispose of the security.

      Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high yield securities see "TAXES."

Convertible Securities. The Funds may each invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. The Funds will limit their purchases of convertible securities to debt securities convertible into common stocks.

      The convertible securities in which the Funds may invest are either fixed income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

      Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Illiquid and Restricted Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

      The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of the Adviser may at times play a greater role in valuing these securities than in the case of unrestricted securities.

      Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. The Funds may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

      Each Fund will not invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within seven days.

Borrowing. As a matter of fundamental policy, the Funds will not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Funds' volatility and the risk of loss in a declining market. Borrowing by the Funds will involve special risk considerations. Although the principal of the Funds' borrowings will be fixed, the Funds' assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or by S&P.

      A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which a Fund acquires a debt security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such Obligations kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry system.

      For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would risk losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities of a Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

      In the course of pursuing these investment strategies, a Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

      Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to a Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 10% of its assets in illiquid securities.

      If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

      Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes that Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require that Fund to hold a security or instrument which it might otherwise have sold.

      Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not sell put options if, as a result, more than 50% of a Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

      Each Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

      Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of that Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

      Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions.

Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

      Each Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

      Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

      To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of that Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, that Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Funds believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Funds will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. Each Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Funds might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts Many Strategic Transactions, in addition to other requirements, require that the Funds segregate liquid assets with their custodian to the extent that obligations of the Funds are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require that Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require that Fund to own portfolio securities which correlate with the index or to segregate high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires that Fund to segregate liquid assets equal to the exercise price.

      Except when a Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require that Fund to hold an amount of that currency or liquid securities denominated in that currency equal to that Fund's obligations or to segregate liquid assets equal to the amount of that Fund's obligation.

      OTC options entered into by a Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, that Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and that Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

      In the case of a futures contract or an option thereon, a Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

      With respect to swaps, a Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

      Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by that Fund. Moreover, instead of segregating assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

      Each Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

      Unless specified to the contrary, the following restrictions are fundamental policies of each Fund and may not be changed without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (2) more than 50% of the outstanding shares of the Fund.

      As a matter of fundamental policy, each Fund may not:

      (1) borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

      (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

      (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

      (6) purchase physical commodities or contracts relating to physical commodities; or

      (7) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's objective and policies may be deemed to be loans.

Other Investment Policies

      The Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.


      As a matter of nonfundamental policy, each Fund currently does not intend to:

      (a) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

      (b) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

      (c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

      (d) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

      (e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

      (f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

      (g) lend portfolio securities in an amount greater than 5% of its total assets.

      If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.

      In addition, other nonfundamental policies may be established from time to time by the Funds' Trustees and would not require the approval of shareholders.

                                    PURCHASES

   (See "Purchases" and "Transaction information" in the Funds' prospectuses.)

Additional Information About Opening An Account

      Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, or telephone.

      Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

      The minimum initial purchase amount may be less than $2,500 under certain special plan accounts.

Additional Information About Making Subsequent Investments

      Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder

401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in each Fund's prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the relevant Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the relevant Fund.

Additional Information About Making Subsequent Investments by QuickBuy

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

      In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

      A certified check is not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

      If shares are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

      To obtain the net asset value determined as of the close of regular trading on the Exchange (normally 4 p.m. eastern time) on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to 4 p.m.

      The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

      Boston banks are closed on certain holidays although the Exchange may be open. These holidays include: Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Share Price

      Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to the Fund's transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

      Due to the desire of Trust management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. With respect to Large Company Value Fund, formerly known as Capital Growth Fund, share certificates now in a shareholder's possession may be sent to the Trust's transfer agent, Scudder Service Corporation (the "Transfer Agent"), for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares. See "Purchases" and "Exchanges and redemptions" in Large Company Value Fund's prospectus.

Other Information


      The Funds have authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on each Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at that Fund's net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.




      The Tax Identification Number section of the Funds' application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., from exempt investors, certification of exempt status) may be returned to the investor if a certified tax identification number and certain other required certificates are not supplied.

      The Trust may issue shares of either Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

                (See "Exchanges and redemptions" and "Transaction
                    information" in the Funds' prospectuses.)

Exchanges

      Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction Information--Signature guarantees" in the Funds' prospectuses.

      Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

      Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the phone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

      There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

      Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

      The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.

      Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption by Telephone

      Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their pre-designated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

      (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

      (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

      Telephone redemption is not available with respect to shares represented by share certificates for Large Company Value Fund, formerly known as Capital Growth Fund, or shares held in certain retirement accounts for both Funds.

      If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

      Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

      Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

      Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell

      Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of the Fund by telephone. To sell shares by QuickSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

      In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing an QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

      The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

      Any existing share certificates for Large Company Value Fund, formerly known as Capital Growth Fund, representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature guaranteed as explained in that Fund's prospectus.

      In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not limited to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

      It is suggested that shareholders holding certificated shares or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

      The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-5163.

Redemption-in-Kind

      The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

      Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct redemption requests to the Trust through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the request. A written request in good order as described above and any certificates with a proper original signature guarantee(s), as described in the Funds' prospectuses under "Transaction information--Signature guarantees", should be sent with a copy of the invoice to Scudder Service Corporation, Confirmed Processing Department, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. The Trust shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse a Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the shareholder will be absorbed by the principal underwriter. Any net gains so resulting will accrue to a Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

      If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Funds do not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

      Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

      The Trust's Declaration of Trust provides that the determination of net asset value may be suspended and a shareholder's right to redeem shares and to receive payments may be suspended at times during which a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Trust may, by order, permit such a suspension for the protection of the Fund's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.

      If transactions at any time reduce a shareholder's account balance in the Fund to below $1,000 in value, the Trust may notify the shareholder that, unless the account balance is brought up to at least $1,000, the Trust will redeem all shares in the Fund and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account balance up to $1,000 before any action will be taken by the Trust. No transfer from an existing account to a new Scudder fund account should be for less than $1,000; otherwise the new account may be redeemed as described above. (This policy applies to accounts of new shareholders but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

            (See "Shareholder benefits" in the Funds' prospectuses.)

The Pure No-Load(TM) Concept

      Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

      Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

      A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

      A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

      Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

      The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

================================================================================
                     Scudder                                     No-Load Fund
                Pure No-Load(TM)   8.50% Load   Load Fund with    with 0.25%
     YEARS            Fund            Fund      0.75% 12b-1 Fee   12b-1 Fee
--------------------------------------------------------------------------------

       10            $25,937        $23,733         $24,222        $25,354
--------------------------------------------------------------------------------

       15            41,772          38,222         37,698          40,371
--------------------------------------------------------------------------------

       20            67,275          61,557         58,672          64,282
===============================================================================

      Investors are encouraged to review the fee tables on page 2 of each Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.

Dividends and Capital Gains Distribution Options

      Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectuses for the address.

      Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

      Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

      Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

      Your investment in each Fund represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect you against the possible risks associated with concentrating in fewer securities.

Scudder Investor Centers

      Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectuses. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectuses.

Reports to Shareholders

      The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

      Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

      The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

      Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

      Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

      Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

      Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

      Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

      Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

TAX FREE

      Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

      Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

      Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

      Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

      Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

      Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

      Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

      Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

      Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

      Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

      Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

      Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

      Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

      Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

      Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

      Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

      Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

----------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

      Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

      Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

      Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.

      Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

      Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

U.S. GROWTH

   Value

      Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

      Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

      Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

      Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

   Growth

      Scudder Classic Growth Fund seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

      Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

      Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

      Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

GLOBAL GROWTH

   Worldwide

      Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.

      Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.

      Scudder International Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

      Scudder Global Discovery Fund seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

      Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

      Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

   Regional

      Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

      Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

      Scudder Latin America Fund seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

      The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

      The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

      The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

                              SPECIAL PLAN ACCOUNTS

    (See "Scudder tax-advantaged retirement plans," "Purchases--By Automatic Investment Plan" and "Exchanges and redemptions--By Automatic Withdrawal Plan"
                           in the Fund's prospectus.)

      Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

      Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

      None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

      Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

      Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

      A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

      An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

      The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                             Value of IRA at Age 65
                 Assuming $2,000 Deductible Annual Contribution

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of       ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25            $253,680          $973,704        $4,091,908
        35             139,522           361,887           999,914
        45              69,439           126,005           235,620
        55              26,414            35,062            46,699

      This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                          Value of a Non-IRA Account at
                   Age 65 Assuming $1,380 Annual Contributions
                 (post tax, $2,000 pretax) and a 31% Tax Bracket

-------------------------------------------------------------------------
     Starting                      Annual Rate of Return
      Age of       ------------------------------------------------------
  Contributions           5%                10%               15%
-------------------------------------------------------------------------
        25            $119,318          $287,021          $741,431
        35              73,094           136,868           267,697
        45              40,166            59,821            90,764
        55              16,709            20,286            24,681


Scudder Roth IRA:  Individual Retirement Account

      Shares of the Fund(s) may be purchased as the underlying investment for an individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

      A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

      An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

      All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, excess medical expenses, the purchase of health insurance for an unemployed individual and education expenses.

      An individual with an income of less than $100,000 (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

      Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

      Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the [Trust, Corporation] or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the [Trust, Corporation] of notice of death of the shareholder.

      An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

      An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the [Trust, Corporation] and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

      The [Trust, Corporation] reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

      Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

      The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

      Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

      The [Trust, Corporation] reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

      (See "Distribution and performance information--Dividends and capital gains distributions" in the Funds' prospectuses.)

      Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. If it appears to be in the best interest of a Fund and its shareholders, a Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes which shareholders may then claim as a credit on their returns. (See "TAXES.") If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, a Fund may be subject to that excise tax. (See "TAXES.") In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

      The Funds intend to declare in December any net realized capital gains resulting from its investment activity and any dividend from investment company taxable income. The Funds intend to distribute the December dividends and capital gains either in December or in the following January. Any dividends or capital gains distributions declared in October, November, or December with a record date in that month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent.

                             PERFORMANCE INFORMATION

                       (See "Distribution and performance
       information--Performance information" in the Funds' prospectuses.)

      From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manner:

Average Annual Total Return

      Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

            Where:

             T     =     Average Annual Total Return
             P     =     a hypothetical initial investment of $1,000
             n     =     number of years
             ERV   =     ending redeemable value:  ERV is the value, at the end
                         of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

      Average Annual Total Return for the periods ended September 30, 1997

      [TO BE UPDATED]
                       One year         Five years         Ten years
                       --------         ----------         ---------

Large Company
Value Fund

                       One year      Life of Fund (1)
                       --------      ------------

Value Fund

(1) For the period beginning December 31, 1992 (commencement of operations).
[TO BE UPDATED]
* The Adviser maintained Fund expenses for the period December 31, 1992 through September 30, 1993 and for the three fiscal years ended September 30, 1997. The Average Annual Total Return for one year and for the life of the Fund, had the Adviser not maintained Fund expenses, would have been lower.

      As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund will vary based on changes in market conditions and the level of a Fund's expenses.

      In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

      Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
            Where:
             C     =     Cumulative Total Return

             P     =     a hypothetical initial investment of $1,000

             ERV   =     ending redeemable value: ERV is the value, at the end
                         of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

        Cumulative Total Return for the periods ended September 30, 1997

      [TO BE UPDATED]
                       One year         Five years         Ten years
                       --------         ----------         ---------

      Large Company
      Value Fund

                       One year      Life of Fund(1)
                       --------      ------------

      Value Fund

      (1) For the period beginning December 31, 1992 (commencement of operations).

      * The Adviser maintained Fund expenses for the period December 31, 1992 through September 30, 1993 and for the three fiscal years ended September 30, 1996. The Cumulative Total Return for one year and for the life of the Fund, had the Adviser not maintained Fund expenses, would have been lower.

Total Return

      Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

      From time to time, in advertisements, sales literature, and reports to shareholders or prospective investors, figures relating to the growth in the total net assets of a Fund apart from capital appreciation will be cited, as an update to the information in this section, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be covered by marketing literature as part of the Funds' performance data.

      These figures can be described in the following manner:

      Net cash flow is gross subscriptions minus gross redemptions for a particular time period. Net cash flow is a negative number when redemptions exceed subscriptions.

      Net subscriptions is any positive net cash flow.

[TO BE UPDATED]
      Gross subscriptions are the sum of all the individual subscriptions over a specified period of time. It should be noted that subscriptions include distributions reinvested at the shareholders' request.


      In the period from September 30, 1996, to September 30, 1997, Large Company Value Fund went from ___ accounts to ___ accounts and Value Fund went from ___ accounts to ___ accounts. During the same period, net assets for Large Company Value Fund went from $__ billion to $__ billion and from $__ million to $__ million for Value Fund. In this period, gross subscriptions for the Large Company Value Fund and Value Fund were $__ million and $__ million, respectively.


      Net asset growth is any positive outcome of the following: gross subscriptions less gross redemptions plus any capital change due to the fluctuating prices of the securities in a Fund. Basically, therefore, it is net cash flow plus any capital change where the outcome of that summation is positive. The formula is:

      Net Asset Growth = Gross Subscriptions - Gross Redemptions + Capital
Change

      Net account growth is the total number of accounts in a Fund at one point in time minus the total number of accounts at an earlier point in time where the outcome of the calculation is positive. This is a quick way of describing what is in fact a more complicated process of adding new accounts even as some old accounts are closing. If new accounts open faster than old accounts close, there is net account growth. This growth can also be expressed as a percentage.

      The net subscription rate is described as a matter of those new net assets not due to capital change. Specifically, the net subscription rate is the net cash flow divided by the average asset size of a Fund for the period in question, expressed as a percentage.

      The gross subscription rate can also be similarly described. In fact, the formula would follow the pattern for the net subscription rate, but uses a gross figure instead of a net figure. Gross subscriptions would be substituted for net cash flow in a simple variation on the same basic idea.

Comparison of Fund Performance

      A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

      In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P
500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

      From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

      From time to time, in marketing and other Fund literature, (Trustees)(Directors) and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

      The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

      Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

      Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

      Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

      A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

      Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

      Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values, a biweekly Morningstar, Inc. publication that provides ratings of mutual funds based on fund performance, risk and portfolio characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

              (See "Fund organization" in the Funds' prospectuses.)

      The Funds are separate series of Scudder Equity Trust. Scudder Equity Trust, formerly Scudder Capital Growth Fund, is a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trustees have the authority to issue additional series of shares. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series. All shares of Scudder Large Company Value Fund and Scudder Value Fund are of one class and have equal rights as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectuses.

      The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes (which under present regulations would require a Fund first to obtain an exemptive order of the SEC), nor of changing the method of distribution of shares of a Fund.

      Currently, the assets of Scudder Equity Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of Scudder Equity Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of Scudder Equity Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of Scudder Equity Trust, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

      The Trust's predecessor was organized in 1966 as a Delaware corporation under the name "Scudder Duo-Vest Inc." as a closed-end, diversified dual-purpose investment company. Effective April 1, 1982, its original dual-purpose nature was terminated and it became an open-end investment company with only one class of shares outstanding. At a Special Meeting of Shareholders held May 18, 1982, the shareholders voted to amend the investment objective to seek to maximize long-term growth of capital and to change the name of the corporation to "Scudder Capital Growth Fund, Inc." ("SCGF, Inc."). The fiscal year end of SCGF, Inc. was changed from March 31 to September 30 by action of its Directors on May 18, 1982. Effective as of September 30, 1982, Scudder Special Fund, Inc. was merged into SCGF, Inc. In October 1985, the Fund's form of organization was changed to a Massachusetts business trust upon approval of the shareholders.

      Shares of Scudder Equity Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

      The Trust has a Declaration of Trust which provides that obligations of a Fund are not binding upon the Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Fund involved will indemnify the Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund involved. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

      No series of the Trust shall be liable for the obligations of any other series.

                               INVESTMENT ADVISER

    (See "Fund organization--Investment adviser" in the Funds' prospectuses.)


      Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder, Stevens & Clark, Inc. ("Scudder") entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.

      Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

      The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc., The Latin America Dollar Income Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.

      The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.

       Pursuant to an Agreement between Scudder, Stevens & Clark, Inc. and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, Scudder has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by Scudder with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. Scudder will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of Scudder (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

      The Adviser maintains a large research department, which conducts ongoing studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

      Certain investments may be appropriate for more than one Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of the most favorable net results to a Fund.


[TO BE UPDATED]

      An investment management agreement between the Trust, on behalf of Capital Growth Fund, and the Adviser was last approved by the Trustees on September 4, 1996 and by the Fund's shareholders on December 13, 1990. The Investment Management Agreement between the Trust, on behalf of Value Fund, and the Adviser was last approved by the Trustees on September 4, 1996 and by the initial shareholders of the Fund on December 30, 1992. Because the transaction between Scudder and Zurich resulted in the assignment of the Fund's investment management agreement with Scudder, that agreement was deemed to be automatically terminated at the consummation of the transaction. In anticipation of the transaction, however, a new investment management agreement between the Fund and the Adviser was approved by the Fund's Trustees. At the special meeting of the Fund's stockholders held on October 27, 1997, the stockholders also approved a proposed new investment management agreement. The new investment management agreement (the "Agreement") became effective as of November __, 1997 and will be in effect for an initial term ending on September 30, 1998. The Agreement is in all material respects on the same terms as the previous investment management agreement which it supersedes. The Agreement incorporates conforming changes which promote consistency among all of the funds advised by the Adviser and which permit ease of administration. The Capital Growth Fund Agreement and the Value Fund Agreement (collectively, the "Agreements") will continue in effect from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by vote of the Trustees or by a majority of the outstanding voting securities of that Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of their assignment.

      Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines which securities shall be purchased for the portfolio of that Fund, which portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Declaration of Trust and By-Laws, of the 1940 Act and the Code, and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Trustees may from time to time establish. The Adviser also advises and assists the officers of a Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of a Fund.

      The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York or Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Funds, the services of the Adviser's directors, officers, and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work.

[TO BE UPDATED]
      For the Adviser's services, Capital Growth Fund pays the Adviser a fee equal to 0.75 of 1% on the first $500 million of average daily net assets; 0.65 of 1% on the next $500 million of such assets; and 0.60 of 1% on assets in excess of $1 billion, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


      For the fiscal years ended September 30, 1995, 1996 and 1997, Large Company Value Fund incurred aggregate fees pursuant to its then effective investment advisory agreement of $___, $ and $___, respectively.

      For the Adviser's services, Value Fund pays the Adviser an annual fee equal to 0.70% of average daily net assets, payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the period December 31, 1992 (commencement of operations) to September 30, 1993 and for the fiscal years ended September 30, 1995, 1996 and 1997, the Adviser did not impose a portion of its management fees amounting to $___, $___ and $___ , respectively and the amounts imposed amounted to $___, $___ and $___, respectively. The Adviser has voluntarily agreed to waive management fees or reimburse the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 1.25% of the average daily net assets until ___________. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance.

      Under each Agreement a Fund is responsible for all of its other expenses including broker's commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses including clerical expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; fees and expenses incurred in connection with membership in investment company organizations; the fees and expenses of the Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Funds. The Funds are also responsible for expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. Each Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of any Fund for portfolio pricing services, if any.

      Each Agreement requires the Adviser to reimburse the Funds for annual expenses in excess of the lowest applicable expense limitation imposed by the states in which a Fund is at the time offering its shares for sale, although no payments are required to be made by the Adviser pursuant to this reimbursement provision in excess of the annual fee paid by a Fund to the Adviser. Management has been advised that, while some states have eliminated expense limitations and others may do so in the future, the lowest of such limitations is presently 2 1/2% of such net assets up to $30 million, 2% of the next $70 million of such net assets and 1 1/2% of such net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitation. For the fiscal years ended September 30, 1995, 1996 and 1997, such expenses for Large Company Value Fund equaled _____, ____ and _____, respectively, of the Fund's average net assets. For the fiscal years ended September 30, 1995, 1996 and 1997 such expenses for Value Fund equaled _____% of the Fund's average net assets. If reimbursement is required, it will be made as promptly as practicable after the end of the Funds' fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year-to-date expenses to exceed the cumulative pro-rata expense limitation at the time of such payment.

      The Adviser renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Funds (such as the Funds' transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Funds' federal, state and local tax returns; preparing and filing the Funds' federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value, monitoring the registration of shares of the Funds under applicable federal and state securities laws; maintaining the Funds' books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds' operating budget; processing the payment of the Funds' bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Funds in the conduct of its business, subject to the direction and control of the Trustees.

      The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

      In reviewing the terms of each Agreement and in discussions with the Adviser concerning each Agreement, Trustees who are not "interested persons" of the Trust are represented by independent counsel at the Funds' expense.

      Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which each Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

      Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.


      The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.


      None of the officers or Trustees of the Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of a Fund.

Personal Investments by Employees of the Adviser

   Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS

                                                                              Position with
                                                                              Underwriter,
Name                           Position          Principal                    Scudder Investor
and Address                    with Trust        Occupation**                 Services, Inc.
-----------                    ----------        ------------                 --------------


Daniel Pierce*#+               President and     Chairman of the Board and    Vice President,
                               Trustee           Managing Director of         Assistant Treasurer
                                                 Scudder Kemper               and Director
                                                 Investments, Inc.


Paul Bancroft III              Trustee           Venture Capitalist and       --
1120 Cheston Lane                                Consultant; Retired
Queenstown, MD                                   President and Chief
                                                 Executive Officer of
                                                 Bessemer Securities
                                                 Corporation

Sheryle J. Bolton              Trustee           Chief Executive Officer,     --
20 Hilltop Road                                  Scientific Learning
Waccabue, NY 10597                               Corporation

Thomas J. Devine               Trustee           President, Exeter Capital    --
641 Lexington Avenue                             Management Corporation
New York, NY

Keith R. Fox                   Trustee           President, Exeter Capital    --
10 East 53rd Street                              Management Corporation
New York, NY 10022

                                                                              Position with
                                                                              Underwriter,
Name                           Position          Principal                    Scudder Investor
and Address                    with Trust        Occupation**                 Services, Inc.
-----------                    ----------        ------------                 --------------

William T. Burgin              Trustee           General Partner, Bessemer
                                                 Venture Partners

William H. Luers               Trustee           President, The
                                                 Metropolitan Museum of Art

Dr. Wilson Nolen               Trustee           Consultant, June 1989 to     --
1120 Fifth Avenue                                present, Corporate Vice
New York, NY                                     President of Becton,
                                                 Dickinson & Company
                                                 (manufacturer of medical
                                                 and scientific products),
                                                 from 1973 to June 1989


Kathryn L. Quirk*++            Trustee, Vice     Managing Director of         Vice President
                               President and     Scudder Kemper
                               Assistant         Investments, Inc.
                               Secretary


Robert W. Lear                 Honorary Trustee  Executive-in-Residence       --
429 Silvermine Road                              Columbia University
New Canaan, CT                                   Graduate School of Business

Robert G. Stone, Jr.           Honorary Trustee  Chairman of the Board and    --
405 Lexington Avenue                             Director, Kirby
39th Floor                                       Corporation (marine
New York, NY  10174                              transportation, diesel
                                                 repair and property and
                                                 casualty insurance in
                                                 Puerto Rico)


Donald E. Hall@                Vice President    Managing Director of        --
                                                 Scudder Kemper
                                                 Investments, Inc.

Jerard K. Hartman++            Vice President    Managing Director of        --
                                                 Scudder Kemper
                                                 Investments, Inc.

Thomas W. Joseph+              Vice President    Principal of Scudder         Vice President,
                                                 Kemper Investments, Inc.     Director,
                                                                              Treasurer, and
                                                                              Assistant Clerk

Kathleen T. Millard++          Vice President    Principal of Scudder         --
                                                 Kemper Investments, Inc.

Thomas F. McDonough+           Vice President,   Principal of Scudder         Clerk
                               Secretary and     Kemper Investments, Inc.
                               Assistant
                               Treasurer

Caroline Pearson (35)+         Assistant         Directorof Mutual Fund
                               Secretary         Administration, Scudder
                                                 Kemper Investments, Inc.


                                                                              Position with
                                                                              Underwriter,
Name                           Position          Principal                    Scudder Investor
and Address                    with Trust        Occupation**                 Services, Inc.
-----------                    ----------        ------------                 --------------



* Mr. Pierce and Ms. Quirk are considered by the Trust and its counsel to be persons who are "interested persons" of the Adviser or of the Trust (within the meaning of the 1940 Act).
** Unless otherwise stated, all the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
# Mr. Pierce and Ms. Quirk are members of the Executive Committee, which may exercise all of the powers of the Trustees when they are not in session.
+     Address:  Two International Place, Boston, Massachusetts
++    Address:  345 Park Avenue, New York, New York
@     Address:  333 South Hope Street, Los Angeles, California

[TO BE UPDATED]
      As of December 31, 1997 all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities and Exchange Act of 1934) ________ shares, or ____% of the shares of Large Company Value Fund.

      As of December 31, 1997 all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities and Exchange Act of 1934) ________ shares, or ____% of the shares of Value Fund. Certain accounts for which the Adviser acts as investment adviser owned _______ shares in the aggregate of Value Fund, or ____% of the outstanding shares on December 31, 1997. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

      To the best of the Trust's knowledge, as of December 31, 1996 no person owned beneficially more than 5% of a Fund's outstanding shares.

      Scudder Large Company Value Fund changed its name from Scudder Capital Growth Fund on February 1, 1997.

      The Trustees and officers of the Trust also serve in similar capacities with other Scudder funds.

                                  REMUNERATION
[TO BE UPDATED]
      Several of the officers and Trustees of the Trust may be officers or employees of the Adviser, the Distributor, the Transfer Agent, Scudder Trust Company or Scudder Fund Accounting Corporation, from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Trust. The Funds pay no direct remuneration to any officer of the Trust. However, each of the Trustees who is not affiliated with the Adviser will be paid by the Trust. Each of these unaffiliated Trustees receives an annual Trustee's fee of $______ plus $___ for attending each Trustees' meeting, audit committee meeting or meeting held for the purpose of considering arrangements between the Fund and the Adviser or any of its affiliates. Each unaffiliated Trustee also receives $150 per committee meeting attended other than those set forth above. For the fiscal year ended September 30, 1997, Large Company Value Fund paid such Trustees $______ and Value Fund paid such Trustees $______.

The following Compensation Table provides, in tabular form, the following data:

Column (1): All Trustees who receive compensation from the Trust.

Column (2): Aggregate compensation received by a Trustee from all the series of the Trust.

Columns (3) and (4): Pension or retirement benefits accrued or proposed be paid by the Fund Complex. Scudder Equity Trust does not pay its Trustees such benefits.

Column (5): Total compensation received by a Trustee from the Trust, plus compensation received from all funds managed by the Adviser for which a Trustee serves. The total number of funds from which a Trustee receives such compensation is also provided in column (5). Generally, compensation received by a Trustee for serving on the board of a closed-end fund is greater than the compensation received by a Trustee for serving on the board of an open-end fund.

                               Compensation Table
                      for the year ended December 31, 1997
[TO BE UPDATED]

====================================================================================================================
          (1)                           (2)                       (3)              (4)                  (5)
                            Aggregate Compensation from       Pension or
                               Scudder Equity Trust           Retirement                         Total Compensation
                             (consisting of two Funds:         Benefits                                 From
                               Scudder Large Company          Accrued As        Estimated       Scudder Equity Trust
    Name of Person,                 Value Fund               Part of Fund    Annual Benefits      and Fund Complex
       Position               and Scudder Value Fund)          Expenses      Upon Retirement      Paid to Trustee
====================================================================================================================
Paul Bancroft III,
Trustee

Sheryle J. Bolton,
Trustee

Thomas J. Devine,
Trustee

Keith R. Fox,
Trustee

Wilson Nolen,
Trustee

Gordon Shillinglaw,
Trustee

Robert G. Stone, Jr.,
Honorary Trustee

                                   DISTRIBUTOR

      The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. This underwriting agreement dated May 1, 1987 will remain in effect until September 30, 199__ and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on September 4, 1996.

      Under the principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Trust's registration statement and prospectuses and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust or a Fund as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both a Fund and the Distributor.

      The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of a Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Funds to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of the Fund's shares.

      Note: Although each Fund currently has no 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that a Fund will also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement and a Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

      As agent, the Distributor currently offers shares of a Fund on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of a Fund.

                                      TAXES

  (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information and Tax identification number" in the Funds' prospectuses.)

      Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such from its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision of management or investment practices or policies.

      A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain in excess of net long-term capital loss) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

      Investment company taxable income generally is made up of dividends, interest, and net short-term capital gains in excess of net long-term capital losses, less expenses. Net capital gains (the excess of net long-term capital gain over net short-term capital loss) are computed by taking into account any capital loss carryforward of a Fund. Presently, each Fund has no capital loss carryforward.

      Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions at least equal to the sum of 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

      Distributions of investment company taxable income are taxable to shareholders as ordinary income.

      Dividends from domestic corporations are expected to comprise a substantial part of each Fund's gross income. To the extent that such dividends constitute a portion of each Fund's gross income, a portion of the income distributions of a Fund may be eligible for the dividends received deduction for corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days.

      Distributions of net capital gains are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as long-term capital gain distributions during such six-month period.

      If any net capital gains are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by that Fund, each Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of the federal income taxes paid by a Fund on such gains as a credit against personal federal income tax liabilities, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro-rata share of such gains and the individual tax credit. However, retention of such gains by a Fund may cause the Fund to be liable for an excise tax on all or a portion of those gains.

      Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

      All distributions of investment company taxable income and net realized capital gains, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

      An individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, contributions may be made to a spousal IRA even if the spouse has earnings in a given year, if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

      Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

      If a Fund invests in stock of certain foreign investment companies, that Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

      Proposed regulations have been issued which may allow a Fund to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, a Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. No mark to market losses may be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, a Fund may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

      Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.

      If a Fund writes a covered call option on portfolio stock, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

      Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes a Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.

      Many or all futures and forward contracts entered into by a Fund and many or all listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on foreign currencies and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last day of the Funds' fiscal year (as well as on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were sold at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the relevant Fund's portfolio.

      Subchapter M of the Code requires that a Fund realize less than 30% of its annual gross income from the sale or other disposition of stock or securities held for less than three months and from options, futures and forward contracts (not including certain foreign currency options, futures and forward contracts) and certain foreign currencies held less than three months. Options, futures and forward activities of a Fund may increase the amount of gains realized by the Fund that are subject to the 30% limitation. Accordingly, the amount of such activities that each Fund may engage in may be limited.

      Positions of a Fund which consist of at least one position not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such other position may be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

      Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

      Each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

      Shareholders may be subject to state and local taxes on distributions received from a Fund and on redemptions of each Fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. By January 31 of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

      The Trust is organized as a Massachusetts business trust. Neither the Trust nor a Fund is expected to be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund qualifies as a regulated investment company under the Code.

      The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

      Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

      To the maximum extent feasible the Adviser places orders for portfolio transactions for each Fund through the Distributor which in turn places orders on behalf of a Fund with other brokers and dealers. The Distributor receives no commission, fees or other remuneration for this service. Allocation of brokerage is supervised by the Adviser.

      The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable (negotiable in the case of U.S. national securities exchange transactions), size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

      The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

      When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to a Fund or the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for a Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. Except for implementing the policy stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

      Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions with Bear, Stearns & Co. A credit against the custodian fee due to State Street Bank and Trust Company equal to one-half of the commission on any such transaction will be given on any such transaction.

      Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information is only supplementary to the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.


[TO BE UPDATED]


      In the fiscal years ended September 30, 1995, 1996 and 1997, Large Company Value Fund paid brokerage commissions of $5,222,945, $5,768,334 and $_________, respectively. In the fiscal year ended September 30, 1997, the Fund paid brokerage commissions of $________ (___% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $____________ (___% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

      For the fiscal years ended September 30, 1995, 1996 and 1997, Value Fund paid brokerage commissions of $_______, $165,577, $181,652 and $_________, respectively. For the fiscal year ended September 30, 1996, the Fund paid brokerage commissions of $157,582 (87% of the total brokerage commissions), resulting from orders placed consistent with the policy of seeking to obtain the most favorable net results for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $__________ (___% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.

      The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable. To date no such recapture has been effected.


[TO BE UPDATED]


Portfolio Turnover

      Large Company Value Fund's average annual portfolio turnover rate, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the fiscal years ended September 30, 1995, 1996 and 1997 was 153.6%, 150.7% and ______%, respectively. For the fiscal years ended September 30, 1995, 1996 and 1997, Value Fund had an annualized portfolio turnover rate of 98.2%, 90.8% and _____%, respectively. Higher levels of activity by the Funds result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Funds' shareholders. Purchases and sales are made for a Fund whenever necessary, in management's opinion, to meet the Funds' objectives.

                                 NET ASSET VALUE

      The net asset value of shares of each Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

      An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

      Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

      An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

      If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

      If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

      Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts

      The Financial Highlights of each Fund included in the Funds' prospectuses and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand, L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing.

Shareholder Indemnification

      The Trust is an organization of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of a Fund. The Declaration of Trust also provides for indemnification out of a Fund's property of any shareholder of a Fund held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information

      Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in regular reports to shareholders of a Fund. These transactions will reflect investment decisions made by the Adviser in light of the objectives and policies of a Fund, and other factors, such as its other portfolio holdings and tax considerations should not be construed as recommendations for similar action by other investors.

      The name "Scudder Equity Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated October 16, 1985, as amended, and all persons dealing with a Fund must look solely to the property of a Fund for the enforcement of any claims against a Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assumes any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares of a Fund, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with the Fund must look only to the assets of the Fund for the enforcement of any claims against a Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund.

      The CUSIP number of Large Company Value Fund is 81114T-10-9.

      The CUSIP number of Value Fund is 811114T-20-8.

      Each Fund has a fiscal year end of September 30.

      The Trust employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as custodian for each Fund.

[TO BE UPDATED]
      Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Funds. Each Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal year ended September 30, 1996, Large Company Value Fund and Value Fund incurred annual fees of $158,045 and $38,190, respectively, of which $12,860 and $1,640, respectively, are unpaid at September 30, 1996.

      Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend disbursing and shareholder service agent for each Fund. Service Corporation also provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Each Fund pays Service Corporation a fee for each account maintained for a participant of $17.55 which is $8.05 for its services as transfer and dividend paying agent and $9.50 for its services as shareholder service agent. For the fiscal year ended September 30, 1996, Large Company Value Fund and Value Fund incurred annual fees of $1,715,004 and $174,570, respectively, of which $142,526 and $15,126, respectively, are unpaid at September 30, 1996.


      The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.


      The Funds' prospectuses and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

      This Statement of Additional Information combines the information of both Scudder Capital Growth Fund and Scudder Value Fund. Each Fund, through its individual prospectus, offers only its own shares, yet it is possible that one Fund might become liable for a misstatement regarding the other Fund. The Trustees of each Fund have considered this, and have approved the use of a combined Statement of Additional Information.

      Costs of $44,657 incurred by Value Fund in conjunction with its organization are amortized over the five year period beginning December 31, 1992.

                              FINANCIAL STATEMENTS

Large Company Value Fund

      The financial statements, including the investment portfolio of Large Company Value Fund, together with the Report of Independent Accountants, Financial Highlights, and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated September 30, 1996, and are hereby deemed to be part of this Statement of Additional Information.

Value Fund

      The financial statements, including the investment portfolio of Value Fund together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to Shareholders of the Fund dated September 30, 1996, and are hereby deemed to be part of this Statement of Additional Information.

                                    APPENDIX

      The following is a description of the ratings given by Moody's and Standard & Poor's to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

      Standard & Poor's:

      Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

      Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal in the event of adverse business, financial, or economic conditions. It is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Moody's:

      Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                              SCUDDER EQUITY TRUST

                            PART C. OTHER INFORMATION

Item 24.   Financial Statements and Exhibits
--------   ---------------------------------

      a.   Financial Statements

           Included in Part A of this Registration Statement:

           For Scudder Large Company Value Fund:

                Financial Highlights for the ten fiscal years ended September 30, 1997.
                (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.)

           For Scudder Value Fund:

                Financial Highlights for the period December 31, 1992 (commencement of operations) to September 30, 1993 and for the four fiscal years ended September 30, 1997.
                (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.)

           Included in Part B of this Registration Statement:

           For Scudder Large Company Value Fund:

                Investment Portfolio as of September 30, 1997
                Statement of Assets and Liabilities as of September 30, 1997 Statement of Operations for the fiscal year ended September 30, 1997
                Statements of Changes in Net Assets for the two fiscal years ended September 30, 1997
                Financial Highlights for the ten fiscal years ended September 30, 1997
                Notes to Financial Statements
                Report of Independent Accountants
                (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.)

           For Scudder Value Fund:

                Investment Portfolio as of September 30, 1997
                Statement of Assets and Liabilities as of September 30, 1997 Statement of Operations for the fiscal year ended
                September 30, 1997
                Statements of Changes in Net Assets for the two fiscal years ended September 30, 1997
                Financial Highlights for the period December 31, 1992 (commencement of operations) to September 30, 1993 and for the four fiscal years ended September 30, 1997
                Notes to Financial Statements
                Report of Independent Accountants
                (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.)

      Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.


                                Part C - Page 1

           b.    Exhibits:

                 1.    (a)     Amended and Restated Declaration of Trust
                               dated March 17, 1988.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (b) Establishment and Designation of Series dated December 15, 1986.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (c) Amended Establishment and Designation of Series dated May 4, 1987.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (d)     Certificate of Amendment dated December 13,
                               1990.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (e) Establishment and Designation of Series dated October 6, 1992.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (f) Redesignation of Series by the Registrant on behalf of Scudder Capital Growth Fund, dated December 2, 1996.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                 2.    (a)     By-Laws as of October 16, 1985.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (b) Amendment to the By-Laws of Registrant as amended through December 9, 1985.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (c) Amendment to the Registrant's By-Laws dated December 12, 1991.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (d) Amendment to the Registrant's By-Laws dated September 17, 1992.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                 3.            Inapplicable.

                 4. Specimen certificate representing shares of beneficial interest ($.01 par value). (Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 12 to this Registration Statement.)


                                 Part C - Page 2

                 5.    (a)     Investment Advisory Agreement between the
                               Registrant (on behalf of Scudder Capital
                               Growth Fund) and Scudder, Stevens & Clark Ltd.
                               dated March 31, 1986.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.).

                       (b) Investment Advisory Agreement between the Registrant (on behalf of Scudder Equity Income
                               Fund) and Scudder, Stevens & Clark Ltd. dated May 1, 1987.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (c) Investment Management Agreement between Scudder Capital Growth Fund and Scudder, Stevens & Clark, Inc. dated December 14, 1990. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.)

                       (d) Investment Management Agreement between the Registrant (on behalf of Scudder Value Fund) and Scudder, Stevens & Clark, Inc. dated December 28, 1992.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (e) Investment Management Agreement between the Registrant (on behalf of Scudder Value Fund) and Scudder Kemper Investments, Inc. dated December 31, 1997.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 27 to the Registration
                               Statement.)

                       (f) Investment Management Agreement between the Registrant (on behalf of Scudder Large Company Value Fund) and Scudder Kemper Investments, Inc. dated December 31, 1997.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 27 to the Registration
                               Statement.)

                 6. Underwriting Agreement between the Registrant and Scudder Fund Distributors, Inc. dated May 1, 1987.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                 7.            Inapplicable.

                 8.    (a)(1)  Custodian Agreement between the Registrant and
                               State Street Bank and Trust Company dated
                                October 1, 1982.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (a)(2)  Fee schedule for Exhibit 8(a)(l).
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (a)(3) Amendment to Custodian Contract dated March 31, 1986.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)


                                 Part C - Page 3

                       (a)(4) Amendment to Custodian Contract dated October 1, 1982.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (a)(5) Amendment to Custodian Contract dated September 16, 1988.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (a)(6) Amendment to Custodian Contract dated December 13, 1990.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (a)(7) Fee schedule for Exhibit 8(a)(1) dated August 1, 1994.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (b)(1) Agency Agreement between State Street Bank and Trust Company and The Bank of New York, London office dated January 1, 1979.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (c)(1) Subcustody Agreement between State Street Bank and the Chase Manhattan Bank, N.A. dated September 1, 1986.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                 9.    (a)(1)  Transfer Agency and Service Agreement between
                               the Registrant and Scudder Service Corporation dated October 2, 1989.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (a)(2)  Fee schedule for Exhibit 9(a)(1).
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (a)(3) Form of revised fee schedule for Exhibit 9(a)(1) is filed herein.
                               (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective Amendment No. 23 to this Registration Statement.)

                       (b)(1) Compass Service Agreement between the Registrant and Scudder Trust Company dated
                                January 1, 1990.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (b)(2)  Fee Schedule for Exhibit 9(b)(1).
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (b)(3) COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 24 to this Registration
                               Statement.)


                                 Part C - Page 4

                       (c) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (c)(1) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Equity Trust) dated June 8, 1995.
                               (Incorporated by reference to Exhibit 9(c)(1) to Post-Effective Amendment No. 23 to this Registration Statement.)

                       (d)     Inapplicable.

                       (e)(1) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital Growth Fund, and Scudder Fund Accounting Corporation dated October 19, 1994. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.)

                       (e)(2) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Value Fund, and Scudder Fund Accounting Corporation dated
                                October 24, 1994.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (f) Special Servicing Agreement dated November 15, 1996, between Scudder Pathway Series and the Registrant, on behalf of Scudder Capital Growth Fund and Scudder Value Fund. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement.)

                 10.           Inapplicable.

                 11.           Inapplicable.

                 12.           Inapplicable.

                 13.           Inapplicable.

                 14.   (a)     Scudder Flexi-Plan for Corporations and
                               Self-Employed Individuals.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (b)     Scudder Individual Retirement Plan.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (c)     SEP-IRA.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (d)     Scudder Funds 403(b) Plan.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)


                                 Part C - Page 5

                       (e) Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                       (f) Scudder Roth IRA Plan is filed herein. (Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement.)

                 15.           Inapplicable.

                 16.           Schedule for Computation of Performance
                               Quotation.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 25 to the Registration
                               Statement.)

                 17.           Financial Data Schedules.
                               (Incorporated by reference to Post-Effective
                               Amendment No. 27 to this Registration
                               Statement.)

Item 25.    Persons Controlled by or Under Common Control with Registrant.
--------    --------------------------------------------------------------

            None

Item 26.    Number of Holders of Securities (as of January 27, 1998).
--------    ---------------------------------------------------------

                             (1)                              (2)
                       Title of Class            Number of Record Shareholders
                       --------------            -----------------------------

              Scudder Large Company Value Fund              137,581
                shares of beneficial interest
                      ($.01 par value)

                     Scudder Value Fund                     29,517
                shares of beneficial interest
                      ($.01 par value)

Item 27.    Indemnification.
--------    ----------------

      A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.
      Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust states as follows:

      Section 4.1. No Personal Liability of Shareholders, Trustees, Etc.
      No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement


                                 Part C - Page 6
      required by the preceding sentence shall be made only out of the assets of the one or more Series of which the shareholder who is entitled to indemnification or reimbursement was a shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

      Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

        (b) No indemnification shall be provided hereunder to a Trustee or officer:

            (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

            (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

            (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
        (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

            (A) by the court or other body approving the settlement or other disposition; or

            (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

        (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.


                                 Part C - Page 7

        (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

            (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

            (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

        As used in this Section 4.3, a "Disinterested Trustee" is one who is not
        (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.    Business or Other Connections of Investment Adviser
--------    ---------------------------------------------------

            Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                     Business and Other Connections of Board
        Name         of Directors of Registrant's Adviser
        ----         ------------------------------------

Stephen R. Beckwith  Treasurer and Chief Financial Officer, Scudder Kemper
                         Investments, Inc.**
                     Vice President and Treasurer, Scudder Fund Accounting
                         Corporation*
                     Director, Scudder Stevens & Clark Corporation** Director and Chairman, Scudder Defined Contribution
                         Services, Inc.**
                     Director and President, Scudder Capital Asset
                         Corporation**
                     Director and President, Scudder Capital Stock
                         Corporation**
                     Director and President, Scudder Capital Planning
                         Corporation**
                     Director and President, SS&C Investment Corporation** Director and President, SIS Investment Corporation** Director and President, SRV Investment Corporation**

Lynn S. Birdsong     Director and Vice President, Scudder Kemper Investments,
                         Inc.**
                     Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng    Director, Scudder Kemper Investments, Inc.**
                     Member, Corporate Executive Board, Zurich Insurance
                            Company of Switzerland##
                     Director, ZKI Holding Corporation xx

Steven Gluckstern    Director, Scudder Kemper Investments, Inc.**
                     Member, Corporate Executive Board, Zurich Insurance
                            Company of Switzerland##
                     Director, Zurich Holding Company of Americao

Rolf Huppi           Director, Chairman of the Board, Scudder Kemper
                         Investments, Inc.**
                     Member, Corporate Executive Board, Zurich Insurance
                            Company of Switzerland##
                     Director, Chairman of the Board, Zurich Holding Company
                         of Americao
                     Director, ZKI Holding Corporation xx


                                 Part C - Page 8

Kathryn L. Quirk     Director, Chief Legal Officer, Chief Compliance Officer
                         and Secretary, Scudder Kemper Investments, Inc.**
                     Director, Senior Vice President & Assistant Clerk,
                        Scudder Investor Services, Inc.*
                     Director, Vice President & Secretary, Scudder Fund
                             Accounting Corporation*
                     Director, Vice President & Secretary, Scudder Realty
                         Holdings Corporation*
                     Director & Assistant Clerk, Scudder Service Corporation*
                     Director, SFA, Inc.*
                     Vice President, Director & Assistant Secretary, Scudder
                            Precious Metals, Inc.***
                     Director, Scudder, Stevens & Clark Japan, Inc.***
                     Director, Vice President and Secretary, Scudder, Stevens
                           & Clark of Canada, Ltd.***
                     Director, Vice President and Secretary, Scudder Canada
                          Investor Services Limited***
                     Director, Vice President and Secretary, Scudder Realty
                         Advisers, Inc. x
                     Director and Secretary, Scudder, Stevens & Clark
                         Corporation**
                     Director and Secretary, Scudder, Stevens & Clark
                             Overseas Corporationoo
                       Director and Secretary, SFA, Inc.*
                     Director, Vice President and Secretary, Scudder Defined
                          Contribution Services, Inc.**
                     Director, Vice President and Secretary, Scudder Capital
                         Asset Corporation**
                     Director, Vice President and Secretary, Scudder Capital
                         Stock Corporation**
                     Director, Vice President and Secretary, Scudder Capital
                             Planning Corporation**
                     Director, Vice President and Secretary, SS&C Investment
                         Corporation**
                     Director, Vice President and Secretary, SIS Investment
                         Corporation**
                     Director, Vice President and Secretary, SRV Investment
                         Corporation**
                     Director, Vice President and Secretary, Scudder
                            Brokerage Services, Inc.*
                     Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser    Director, Scudder Kemper Investments, Inc.**
                     Member Corporate Executive Board, Zurich Insurance
                            Company of Switzerland##
                     President, Director, Chairman of the Board, ZKI Holding
                         Corporation xx

Cornelia M. Small    Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani    Director, President and Chief Executive Officer, Scudder
                           Kemper Investments, Inc.**
                     Director, Scudder, Stevens & Clark Japan, Inc.###
                     President and Director, Scudder, Stevens & Clark
                             Overseas Corporationoo
                     President and Director, Scudder, Stevens & Clark
                         Corporation**
                     Director, Scudder Realty Advisors, Inc.x
                     Director, IBJ Global Investment Management S.A.
                         Luxembourg, Grand-Duchy of Luxembourg

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      ***   Toronto, Ontario, Canada
      xxx   Grand Cayman, Cayman Islands, British West Indies
      oo    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      xx    222 S. Riverside, Chicago, IL
      o     Zurich Towers, 1400 American Ln., Schaumburg, IL
      +     P.O. Box 309, Upland House, S. Church St., Grand Cayman,
            British West Indies
      ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland


                                 Part C - Page 9

Item 29.          Principal Underwriters.
--------          -----------------------

      (a)

      Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's Scudder Shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

      Kemper Distributors, Inc. acts as principal underwriter of the Registrant's Kemper Shares Class A, B and C and acts as principal underwriter of the Kemper Funds, Investors Fund Series and Kemper International Bond Fund.

      (b)

      Scudder Investor Services, Inc. has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

        (1)                        (2)                              (3)

        Name and Principal         Position and Offices with        Positions and
        Business Address           Scudder Investor Services, Inc.  Offices with Registrant
        ----------------           -------------------------------  -----------------------

        William S. Baughman        Vice President                   None
        Two International Place
        Boston, MA 02110

        Lynn S. Birdsong           Senior Vice President            None
        345 Park Avenue
        New York, NY 10154

        Mary Elizabeth Beams       Vice President                   None
        Two International Place
        Boston, MA 02110

        Mark S. Casady             Director, President and          None
        Two International Place    Assistant Treasurer
        Boston, MA  02110

        Linda Coughlin             Director and Senior Vice         None
        Two International Place    President
        Boston, MA  02110

        Richard W. Desmond         Vice President                   None
        345 Park Avenue
        New York, NY  10154

        Paul J. Elmlinger          Senior Vice President and        None
        345 Park Avenue            Assistant Clerk
        New York, NY  10154

        Philip S. Fortuna          Vice President                   None
        101 California Street
        San Francisco, CA 94111


                                Part C - Page 10

        Name and Principal         Position and Offices with        Positions and
        Business Address           Scudder Investor Services, Inc.  Offices with Registrant
        ----------------           -------------------------------  -----------------------

        William F. Glavin          Vice President                   None
        Two International Place
        Boston, MA 02110

        Margaret D. Hadzima        Assistant Treasurer              None
        Two International Place
        Boston, MA  02110

        Thomas W. Joseph           Director, Vice President,        Vice President
        Two International Place    Treasurer
        Boston, MA 02110           and Assistant Clerk

        Thomas F. McDonough        Clerk                            Vice President,
        Two International Place                                     Secretary and
        Boston, MA 02110                                            Assistant Treasurer

        Daniel Pierce              Director, Vice President         President and Trustee
        Two International Place    and Assistant Treasurer
        Boston, MA 02110

        Kathryn L. Quirk           Director, Senior Vice President  Trustee, Vice
        345 Park Avenue            and Assistant Clerk              President and
        New York, NY  10154                                         Assistant Secretary

        Robert A. Rudell           Vice President                   None
        Two International Place
        Boston, MA 02110

        William M. Thomas          Vice President                   None
        Two International Place
        Boston, MA 02110

        Benjamin Thorndike         Vice President                   None
        Two International Place
        Boston, MA 02110

        Sydney S. Tucker           Vice President                   None
        Two International Place
        Boston, MA 02110

        Linda J. Wondrack          Vice President                   None
        Two International Place
        Boston, MA  02110

        (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Class A, B and C Shares of the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


                                Part C - Page 11

        (1)                        (2)                              (3)

        Name and Principal         Position and Offices with        Positions and
        Business Address           Scudder Investor Services, Inc.  Offices with Registrant
        ----------------           -------------------------------  -----------------------

        James L. Greenawalt        Director, President                None

        Patrick H. Dudasik         Financial Principal, Treasurer     None
                                   and Chief Financial officer

        Michael E. Harrington      Executive Vice President           None

        Philip D. Hausken          Vice President                     None

        Elizabeth C. Werth         Vice President                     Assistant Secretary

        Marc L. Hecht              Assistant Secretary                None

        Diane E. Ratekin           Assistant Secretary                None

        (c)

             (1)                 (2)                (3)               (4)             (5)
                           Net Underwriting   Compensation on
      Name of Principal     Discounts and       Redemptions        Brokerage         Other
         Underwriter         Commissions      and Repurchases     Commissions     Compensation
         -----------         -----------      ---------------     -----------     ------------

       Scudder Investor
        Services, Inc.           None              None              None             None

   Kemper Distributors, Inc.     None              None              None             None

Item 30.    Location of Accounts and Records.
--------    ---------------------------------

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 31.    Management Services.
--------    --------------------

            Inapplicable.

Item 32.    Undertakings.
--------    -------------

            Inapplicable.


                                Part C - Page 12

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 3rd day of February, 1998.


                                    SCUDDER EQUITY TRUST

                                    By  /s/Thomas F. McDonough
                                        ----------------------
                                        Thomas F. McDonough,
                                        Treasurer, Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President (Principal Executive               February 3, 1998
                                            Officer) and Trustee

/s/Paul Bancroft III
--------------------------------------
Paul Bancroft III*                          Trustee                                      February 3, 1998


/s/Sheryle J. Bolton
--------------------------------------
Sheryle J. Bolton*                          Trustee                                      February 3, 1998


/s/William T. Burgin
--------------------------------------
William T. Burgin*                          Trustee                                      February 3, 1998


/s/Thomas J. Devine
--------------------------------------
Thomas J. Devine*                           Trustee                                      February 3, 1998


/s/Keith R. Fox
--------------------------------------
Keith R. Fox*                               Trustee                                      February 3, 1998


/s/William H. Luers
--------------------------------------
William H. Luers*                           Trustee                                      February 3, 1998


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Wilson Nolen
--------------------------------------
Wilson Nolen*                               Trustee                                      February 3, 1998


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Vice President, Assistant Secretary          February 3, 1998
                                            and Trustee




*By:     /s/Thomas F. McDonough
         Thomas F. McDonough,
         Attorney-in-Fact pursuant to powers of attorney
         contained in the signature pages of Post-Effective
         Amendment Nos. 12, 16, 23, 24, and 26 to the
         Registration Statement, filed December 2, 1988,
         November 2, 1992, November 30, 1996, December 3,
         1996, and December 2, 1997, respectively.

                                                               File No.  2-78724
                                                               File No. 811-1444

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 28

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 28

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                              SCUDDER EQUITY TRUST

                              SCUDDER EQUITY TRUST

                                  EXHIBIT INDEX